Multi-Manager Alternative Strategies Fund
Third Quarter Report
May 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Consolidated Portfolio of Investments
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 4.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO(a),(b)
Series 2015-ARRR Class BR3
3-month Term SOFR + 1.700% Floor 1.700% 10/17/2034	5.980%	525,000	525,291
AIMCO CLO(a),(c)
Subordinated Series 2017-AA Class SUB
04/20/2034	0.000%	900,000	538,549
AIMCO CLO Ltd.(a),(b)
Series 2024-10A Class BRR
3-month Term SOFR + 1.750% Floor 1.750% 07/22/2037	6.022%	450,000	451,107
Aligned Data Centers Issuer LLC(a)
Series 2021-1A Class A2
08/15/2046	1.937%	388,000	372,862
Allegro CLO Ltd.(a),(b)
Series 2016 Class C
3-month Term SOFR + 2.700% Floor 2.700% 04/25/2037	6.982%	550,000	554,175
Series 2024-2A Class B1
3-month Term SOFR + 1.900% Floor 1.900% 07/24/2037	6.175%	500,000	501,266
ALLO Issuer LLC(a)
Series 2023-1A Class C
06/20/2053	12.180%	163,000	175,205
Series 2024-1A Class C
07/20/2054	11.190%	342,200	370,236
Series 2025-1A Class C
04/20/2055	8.100%	425,000	427,820
AMMC CLO Ltd.(a),(b)
Series 2016-18A Class BR
3-month Term SOFR + 1.862% 05/26/2031	6.191%	600,000	601,675
AutoNation Finance Trust(a)
Series 202 Class C
12/10/2030	5.190%	105,000	105,372
Series 2025-1A Class D
09/10/2032	5.630%	65,000	65,228
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2024-2A Class D
10/20/2028	7.430%	365,000	365,435
Bayview Opportunity Master Fund VII(a),(b)
Series 2024-EDU1 Class E
30-day Average SOFR + 3.500% 06/25/2047	7.822%	451,378	458,374
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bear Mountain Park CLO Ltd.(a),(b)
Series 2022-1A Class BR
3-month Term SOFR + 1.750% Floor 1.750% 07/15/2037	6.006%	500,000	502,000
BlueMountain CLO Ltd.(a),(b)
Series 2016-3A Class BR
3-month Term SOFR + 1.962% Floor 1.700% 11/15/2030	6.288%	525,000	525,793
BlueMountain Fuji US CLO II Ltd.(a),(b)
Series 2017-2A Class A2
3-month Term SOFR + 1.862% Floor 1.600% 10/20/2030	6.131%	500,000	500,750
Carvana Auto Receivables Trust(a),(d)
Series 2023-N3 Class R
09/10/2030	0.000%	2,000	395,146
CIFC Funding Ltd.(a),(b)
Series 2023-2A Class B
3-month Term SOFR + 2.600% Floor 2.600% 01/21/2037	6.870%	450,000	452,489
Cloud Capital Holdco LP(a)
Series 2024-1A Class A2
11/22/2049	5.781%	270,000	270,818
Conseco Finance Securitizations Corp.(b)
Series 2001-4 Class M1
1-month Term SOFR + 1.864% Floor 1.750%, Cap 15.000% 09/01/2033	6.189%	173,673	173,570
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC(a)
Series 2025-1A Class C
05/20/2055	9.408%	420,000	434,224
DataBank Issuer LLC(a)
Series 2023-1 Class A2
02/25/2053	5.116%	230,000	227,151
DB Master Finance LLC(a)
Series 2019-1A Class A2II
05/20/2049	4.021%	179,075	177,656
Elmwood CLO Ltd.(a),(b)
Series 2024-6A Class B
3-month Term SOFR + 1.750% Floor 1.750% 07/17/2037	6.030%	500,000	500,981
Flexential Issuer(a)
Series 2021-1A Class A2
11/27/2051	3.250%	430,000	412,942

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hertz Vehicle Financing III LLC(a)
Subordinated Series 2023-1A Class C
06/25/2027	6.910%	650,000	653,813
Hotwire Funding LLC(a)
Series 2024-1A Class A2
06/20/2054	5.893%	235,000	237,841
Huntington Bank Auto Credit-Linked Notes(a),(b)
Subordinated Series 2024-2 Class C
30-day Average SOFR + 2.600% 10/20/2032	6.944%	369,696	370,868
Invesco US CLO Ltd.(a),(c)
Series 2024-4 Class Y
01/15/2038	3.000%	600,000	15,043
Subordinated Series 2024-4
01/15/2038	3.000%	600,000	469,268
J.G. Wentworth XXXVII LLC(a)
Subordinated Series 2016-1A Class B
06/17/2069	5.190%	551,324	504,986
Jersey Mike’s Funding LLC(a)
Series 2024-1 Class A2
02/15/2055	5.636%	354,113	350,500
JG Wentworth XXII LLC(a)
Series 2010-3A Class A
12/15/2048	3.820%	105,491	104,151
LAD Auto Receivables Trust(a)
Subordinated Series 2023-2A Class D
02/15/2031	6.300%	550,000	562,359
LCM Ltd.(a),(b)
Series 37A Class CR
3-month Term SOFR + 1.900% Floor 1.900% 04/15/2034	6.156%	525,000	522,798
Magnetite Xlii Ltd.(a),(c)
Series 2024-42A Class
01/25/2038	3.000%	450,000	431,138
MetroNet Infrastructure Issuer LLC(a)
Series 2024-1A Class B
04/20/2054	7.590%	475,000	489,769
OCCU Auto Receivables Trust(a)
Series 2022-1 Class A3
10/15/2027	5.500%	142,493	142,733
OHA Credit Funding Ltd.(a),(b)
Series 2020-7A Class AR
3-month Term SOFR + 1.300% Floor 1.300% 02/24/2037	5.570%	475,000	475,199
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Palmer Square CLO Ltd.(a),(b)
Series 2015-1A Class BR5
3-month Term SOFR + 1.900% Floor 1.900% 05/21/2034	6.226%	510,000	510,478
Park Avenue Institutional Advisers CLO Ltd.(a),(b)
Series 2021-1A Class A2
3-month Term SOFR + 2.012% Floor 1.750% 01/20/2034	6.281%	250,000	250,172
Rad CLO Ltd.(a),(b)
Series 2023-22A Class D
3-month Term SOFR + 5.000% Floor 5.000% 01/20/2037	9.270%	250,000	252,755
Series 2024-7A Class B1R
3-month Term SOFR + 1.900% Floor 1.900% 04/17/2036	6.180%	500,000	500,763
Rockford Tower CLO Ltd.(a),(b)
Series 2017-3A Class B
3-month Term SOFR + 1.732% Floor 1.470% 10/20/2030	6.001%	450,000	450,471
Series 2021-1A Class B
3-month Term SOFR + 1.912% Floor 1.650% 07/20/2034	6.181%	448,279	448,606
SLM Student Loan Trust(b)
Series 2008-2 Class B
90-day Average SOFR + 1.462% Floor 1.200% 01/25/2083	5.825%	740,000	755,468
Series 2008-4 Class A4
90-day Average SOFR + 1.912% Floor 1.650% 07/25/2026	6.275%	117,000	117,271
Series 2008-7 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/26/2083	6.475%	500,000	504,479
Series 2012-1 Class A3
30-day Average SOFR + 1.064% Floor 0.950% 09/25/2028	5.387%	227,520	223,505
Subordinated Series 2004-10 Class B
90-day Average SOFR + 0.632% Floor 0.370% 01/25/2040	4.995%	212,145	200,519
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2012-7 Class B
30-day Average SOFR + 1.914% Floor 1.800% 09/25/2043	6.237%	550,000	539,274
Switch ABS Issuer LLC(a)
Series 2024-2A Class A2
06/25/2054	5.436%	500,000	499,028
Taco Bell Funding LLC(a)
Series 2016-1A Class A23
05/25/2046	4.970%	553,125	551,968
TAL Advantage VII LLC(a)
Series 2020-1A Class A
09/20/2045	2.050%	234,600	219,782
Textainer Marine Containers VII Ltd.(a)
Series 2021-2A Class A
04/20/2046	2.230%	521,833	481,626
Textainer Marine Containers VIII Ltd.(a)
Series 2020-2A Class A
09/20/2045	2.100%	170,108	157,855
Series 2020-3A Class A
09/20/2045	2.110%	207,120	192,755
Tif Funding II LLC(a)
Series 2020-1A Class A
08/20/2045	2.090%	137,500	128,428
T-Mobile US Trust(a)
Series 2022-1A Class A
05/22/2028	4.910%	158,622	158,696
Vantage Data Centers LLC(a)
Series 2020-1A Class A2
09/15/2045	1.645%	395,000	390,979
Zayo Issuer LLC(a)
Series 2025-1A Class A2
03/20/2055	5.648%	270,000	270,855
Ziply Fiber Issuer LLC(a)
Subordinated Series 2024-1A Class B
04/20/2054	7.810%	400,000	414,473
Total Asset-Backed Securities — Non-Agency (Cost $23,361,055)			23,636,787

Commercial Mortgage-Backed Securities - Agency 0.2%

Federal Home Loan Mortgage Corp. Multifamily Pass-Through REMIC Trust(c),(e)
Series 2019-P002 Class X
07/25/2033	1.014%	705,000	38,577
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c),(e)
CMO Series K057 Class X1
07/25/2026	1.146%	4,905,074	44,512
Series 2018-K732 Class X3
05/25/2046	2.200%	1,214,737	7,572
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series K051 Class X3
10/25/2043	1.619%	2,099,984	11,383
Series K060 Class X3
12/25/2044	1.897%	1,349,985	33,327
Series KC07 Class X1
09/25/2026	0.728%	3,307,475	20,901
Series KL05 Class X1HG
12/25/2027	1.223%	2,400,000	66,016
Series KLU3 Class X1
01/25/2031	1.930%	1,560,161	119,092
Series KS06 Class X
08/25/2026	0.942%	2,097,950	10,821
Series Q004 Class XFL
05/25/2044	1.173%	1,071,296	40,945
Federal National Mortgage Association(c),(e)
Series 2016-M11B Class X2
07/25/2039	3.055%	388,329	5,434
Series 2016-M4 Class X2
01/25/2039	2.700%	262,778	9,783
Series 2019-M29 Class X4
03/25/2029	0.700%	4,300,000	93,500
Freddie Mac Multifamily Structured Pass-Through Certificates(c),(e)
Series K096 Class X3 (FHLMC)
07/25/2029	2.042%	3,390,000	237,325
FREMF Mortgage Trust(a),(b)
Subordinated Series 2019-KF71 Class B
30-day Average SOFR + 2.414% Floor 2.300% 10/25/2029	6.765%	281,769	262,231
Government National Mortgage Association(c),(e)
CMO Series 2014-103 Class IO
05/16/2055	0.187%	1,006,104	4,975
Series 2012-4 Class IO
05/16/2052	0.000%	1,329,108	13
Total Commercial Mortgage-Backed Securities - Agency (Cost $1,395,465)			1,006,407

Commercial Mortgage-Backed Securities - Non-Agency(f) 7.4%

1211 Avenue of the Americas Trust(a),(c)
Subordinated Series 2015-1211 Class B
08/10/2035	4.092%	380,000	359,456
225 Liberty Street Trust(a),(c),(e)
Series 2016-225L Class X
02/10/2036	0.875%	5,000,000	12,261
245 Park Avenue Trust(a)
Series 2017-245P Class A
06/05/2037	3.508%	288,000	278,387

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
245 Park Avenue Trust(a),(c)
Subordinated Series 2017-245P Class E
06/05/2037	3.657%	550,000	511,127
AMSR Trust(a)
Subordinated Series 2020-SFR3 Class H
09/17/2037	6.500%	800,000	798,021
BAMLL Commercial Mortgage Securities Trust(a),(c)
Series 2018-PARK Class A
08/10/2038	4.091%	95,000	91,762
BBCMS Trust(a),(c)
Subordinated Series 2015-SRCH Class D
08/10/2035	4.957%	450,000	418,263
BFLD Trust(a),(b)
Series 2021-FPM Class A
1-month Term SOFR + 1.714% Floor 1.600% 06/15/2038	6.044%	288,000	288,000
BGME Trust(a),(c)
Series 2021-VR Class C
01/10/2043	2.995%	425,000	317,241
BOCA Commercial Mortgage Trust(a),(b)
Series 2024-BOCA Class A
1-month Term SOFR + 1.921% Floor 1.921% 08/15/2041	6.249%	195,000	195,305
BX Commercial Mortgage Trust(a),(b)
Series 2021-CIP Class A
1-month Term SOFR + 1.035% Floor 0.921% 12/15/2038	5.364%	373,849	373,148
Series 2021-VOLT Class A
1-month Term SOFR + 0.814% Floor 0.700% 09/15/2036	5.143%	385,000	383,075
Series 2024-AIRC Class C
1-month Term SOFR + 2.590% Floor 2.590% 08/15/2039	6.919%	436,824	438,325
Series 2024-XL5 Class A
1-month Term SOFR + 1.392% Floor 1.392% 03/15/2041	5.720%	255,657	255,816
Subordinated CMO Series 2021-VOLT Class F
1-month Term SOFR + 2.514% Floor 2.400% 09/15/2036	6.843%	245,000	243,009
Subordinated Series 2021-SOAR Class E
1-month Term SOFR + 1.914% Floor 1.800% 06/15/2038	6.243%	350,695	350,257
Commercial Mortgage-Backed Securities - Non-Agency(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-VOLT Class E
1-month Term SOFR + 2.114% Floor 2.000% 09/15/2036	6.443%	500,000	496,250
Subordinated Series 2022-LP2 Class C
1-month Term SOFR + 1.560% Floor 1.562% 02/15/2039	5.890%	318,500	317,107
Subordinated Series 2025-SPOT Class E
1-month Term SOFR + 3.690% Floor 3.690% 04/15/2040	8.012%	475,000	472,002
BX Trust(a),(b)
1-month Term SOFR + 2.090% Floor 2.090% 03/15/2041	6.419%	356,000	356,000
Series 2025-VLT6 Class E
1-month Term SOFR + 3.191% Floor 3.191% 03/15/2042	7.519%	406,000	402,952
Subordinated Series 2021-LBA Class DJV
1-month Term SOFR + 1.714% Floor 1.600% 02/15/2036	6.043%	550,000	544,156
Subordinated Series 2021-LBA Class EJV
1-month Term SOFR + 2.114% Floor 2.000% 02/15/2036	6.443%	240,000	237,750
Subordinated Series 2022-PSB Class C
1-month Term SOFR + 3.697% Floor 3.697% 08/15/2039	8.026%	294,000	293,816
Subordinated Series 2024-BIO Class D
1-month Term SOFR + 3.639% 02/15/2041	7.968%	463,000	456,000
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	225,000	207,929
Series 2022-CLS Class A
10/13/2027	5.760%	150,000	151,132
BX Trust(a),(b),(g)
Subordinated Series 2025-TAIL Class D
1-month Term SOFR + 2.450% Floor 2.450% 06/15/2035	6.750%	315,000	315,000
BXHPP Trust(a),(b)
Subordinated Series 2021-FILM Class C
1-month Term SOFR + 1.214% Floor 1.100% 08/15/2036	5.543%	600,000	546,323
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BXP Trust(a),(c)
Subordinated Series 2017-GM Class D
06/13/2039	3.425%	630,000	594,737
CAMB Commercial Mortgage Trust(a),(b)
Series 2019-LIFE Class A
1-month Term SOFR + 1.184% Floor 1.320% 12/15/2037	5.696%	330,000	329,797
CENT Trust(a),(b)
Series 2023-CITY Class B
1-month Term SOFR + 3.150% Floor 3.150% 09/15/2038	7.479%	520,000	520,000
CHI Commercial Mortgage Trust(a),(c)
Series 2025-SFT Class D
04/15/2042	7.569%	560,000	565,992
Citigroup Commercial Mortgage Trust(c),(e)
Series 2016-P3 Class XA
04/15/2049	1.644%	7,814,559	64,996
Citigroup Commercial Mortgage Trust(a),(c)
Series 2023-SMRT Class A
06/10/2028	6.015%	135,000	138,434
COMM Mortgage Trust(a),(c),(e)
Series 2020-SBX Class X
01/10/2038	0.585%	11,501,000	18,257
Commercial Mortgage Trust(c),(e)
Series 2012-CR4 Class XA
10/15/2045	1.144%	672,393	10,885
Commercial Mortgage Trust(a)
Series 2016-787S Class A
02/10/2036	3.545%	500,000	492,326
CoreVest American Finance Trust(a),(c),(e)
Series 2019-3 Class XA
10/15/2052	2.004%	32,166	268
Series 2020-1 Class XA
03/15/2050	2.296%	168,287	5,759
CoreVest American Finance Trust(a)
Series 2020-1 Class A2
03/15/2050	2.296%	141,576	131,506
CRSNT Trust(a),(b)
Subordinated Series 2021-MOON Class C
1-month Term SOFR + 1.664% Floor 1.550% 04/15/2036	5.993%	492,000	482,775
CSAIL Commercial Mortgage Trust(c),(e)
Series 2015-C3 Class XA
08/15/2048	0.522%	4,249,112	70
CSMC Trust(a),(c)
Subordinated Series 2021-B33 Class B
10/10/2043	3.645%	423,000	368,714
Commercial Mortgage-Backed Securities - Non-Agency(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DBGS Mortgage Trust(a),(b)
Series 2021-W52 Class C
1-month Term SOFR + 1.650% Floor 2.300% 10/15/2036	6.737%	520,000	501,670
DBGS Mortgage Trust(c)
Subordinated Series 2018-C1 Class AM
10/15/2051	4.616%	542,000	524,665
Del Amo Fashion Center Trust(a),(c)
Subordinated Series 2017-AMO Class C
06/05/2035	3.636%	420,000	391,849
DOLP Trust(a),(c)
Subordinated Series 2021-NYC Class D
05/10/2041	3.704%	500,000	424,908
DROP Mortgage Trust(a),(b)
Subordinated Series 2021-FILE Class B
1-month Term SOFR + 1.814% Floor 1.700% 10/15/2043	6.143%	311,000	291,616
ELP Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-ELP Class C
1-month Term SOFR + 1.434% Floor 1.320% 11/15/2038	5.763%	349,593	348,391
Extended Stay America Trust(a),(b)
Series 2021-ESH Class F
1-month Term SOFR + 3.814% Floor 3.700% 07/15/2038	8.143%	428,864	428,059
FirstKey Homes Trust(a)
Series 2020-SFR2 Class A
10/19/2037	1.266%	194,691	191,554
Series 2021-SFR2 Class F2
09/17/2038	3.157%	850,000	809,194
Series 2021-SFR3 Class F2
12/17/2038	3.832%	820,000	783,101
Grace Trust(a)
Subordinated Series 2020-GRCE Class B
12/10/2040	2.600%	500,000	432,879
Great Wolf Trust(a),(b)
Series 2024-WOLF Class B
1-month Term SOFR + 2.091% Floor 2.091% 03/15/2039	6.420%	540,000	539,325
Series 2024-WOLF Class C
1-month Term SOFR + 2.391% Floor 2.391% 03/15/2039	6.720%	360,000	359,325
GS Mortgage Securities Corp II(a),(c)
Series 2017-375H Class A
09/10/2037	3.475%	460,000	440,658

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage Securities Trust
Series 2015-GS1 Class AS
11/10/2048	4.037%	475,000	459,596
Hilton USA Trust(a),(c)
Subordinated Series 2016-HHV Class F
11/05/2038	4.194%	450,000	431,179
Home Partners of America Trust(a)
Series 2019-1 Class B
09/17/2039	3.157%	76,218	72,732
Hudson Yards Mortgage Trust(a),(c)
Series 2019-55HY Class F
12/10/2041	2.943%	85,000	71,556
INTOWN Mortgage Trust(a),(b)
Series 2025-STAY Class B
1-month Term SOFR + 1.750% Floor 1.750% 03/15/2042	6.079%	245,000	243,468
Series 2025-STAY Class C
1-month Term SOFR + 2.250% Floor 2.250% 03/15/2042	6.579%	105,000	104,540
JPMBB Commercial Mortgage Securities Trust(c),(e)
Series 2014-C23 Class XA
09/15/2047	0.356%	386,441	5
Series 2014-C26 Class XA
01/15/2048	0.371%	42,081	1
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	375,000	348,162
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2022-NLP Class H
1-month Term SOFR + 5.010% Floor 5.010% 04/15/2037	9.339%	224,544	175,636
Life Mortgage Trust(a),(b)
Series 2022-BMR2 Class A1
1-month Term SOFR + 1.295% Floor 1.295% 05/15/2039	5.624%	530,000	514,095
Series 2022-BMR2 Class B
1-month Term SOFR + 1.794% Floor 1.794% 05/15/2039	6.123%	605,000	550,536
MHC Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-MHC Class B
1-month Term SOFR + 1.215% Floor 1.101% 04/15/2038	5.544%	432,000	431,730
Commercial Mortgage-Backed Securities - Non-Agency(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MHC Trust(a),(b)
Series 2021-MHC2 Class E
1-month Term SOFR + 2.064% 05/15/2038	6.393%	600,000	598,500
Morgan Stanley Bank of America Merrill Lynch Trust(c),(e)
Series 2015-C26 Class XA
10/15/2048	0.861%	5,236,004	134
Series 2016-C31 Class XA
11/15/2049	1.256%	1,953,844	21,773
Morgan Stanley Capital I Trust(a),(c)
Series 2018-MP Class A
07/11/2040	4.419%	212,000	198,719
Natixis Commercial Mortgage Securities Trust(a),(c),(e)
Series 2020-2PAC Class XA
12/15/2038	1.395%	788,334	17,201
Series 2020-2PAC Class XB
12/15/2038	0.957%	2,665,000	40,742
Natixis Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2018-ALXA Class E
01/15/2043	4.316%	60,000	49,591
NRTH Mortgage Trust(a),(b)
Series 2024-PARK Class A
1-month Term SOFR + 1.641% 03/15/2041	5.963%	362,000	362,701
NYC Commercial Mortgage Trust(a),(b)
Series 2025-3BP Class A
1-month Term SOFR + 1.213% 02/15/2042	5.523%	270,000	269,206
Series 2025-3BP Class D
1-month Term SOFR + 2.441% 02/15/2042	6.751%	425,000	412,355
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class AJ
1-month Term SOFR + 1.364% Floor 1.250% 01/15/2036	5.693%	372,000	358,107
PGA Trust(a),(b)
Subordinated Series 2024-RSR2 Class B
1-month Term SOFR + 2.390% Floor 2.390% 06/15/2039	6.779%	670,000	669,582
Progress Residential Trust(a),(c)
Series 2024-SFR5 Class E2
08/09/2029	3.625%	740,000	664,858
Progress Residential Trust(a)
Subordinated Series 2021-SFR7 Class E2
08/17/2040	2.640%	788,000	736,871
Subordinated Series 2021-SFR9 Class E1
11/17/2040	2.811%	910,000	845,149
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Subordinated Series 2024-SFR3 Class D
06/17/2041	3.500%		450,000	413,221
RIDE(a),(c)
Series 2025-SHRE Class D
02/14/2035	6.297%		400,000	402,458
ROCK Trust(a)
Series 2024-CNTR Class E
11/13/2041	8.819%		570,000	595,401
SCOTT Trust(a)
Subordinated Series 2023-SFS Class AS
03/15/2040	6.204%		100,000	100,873
SFAVE Commercial Mortgage Securities Trust(a),(c)
Series 2015-5AVE Class A2A
01/05/2043	3.659%		425,000	357,982
Series 2015-5AVE Class A2B
01/05/2043	4.144%		35,000	29,544
Subordinated Series 2015-5AVE Class C
01/05/2043	4.388%		345,000	277,419
SMRT Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-MINI Class B
1-month Term SOFR + 1.350% Floor 1.350% 01/15/2039	5.679%		350,000	346,504
Subordinated Series 2022-MINI Class D
1-month Term SOFR + 1.950% Floor 1.950% 01/15/2039	6.279%		430,000	422,475
Subordinated Series 2022-MINI Class E
1-month Term SOFR + 2.700% Floor 2.700% 01/15/2039	7.029%		350,000	340,386
SWCH Commercial Mortgage Trust(a),(b)
Series 2025-DATA Class E
1-month Term SOFR + 3.340% Floor 3.290% 03/15/2042	7.648%		625,000	617,751
TTAN(a),(b)
Subordinated Series 2021-MHC Class E
1-month Term SOFR + 2.514% Floor 2.400% 03/15/2038	6.843%		538,331	537,826
UK Logistics DAC(a),(b)
Series 2025-1A Class E
SONIA + 5.500% 05/17/2035	9.710%	GBP	250,000	329,245
VMC Finance LLC(a),(b)
Series 2021-FL4 Class B
1-month Term SOFR + 1.914% Floor 1.800% 06/18/2036	6.243%		299,000	295,780
Commercial Mortgage-Backed Securities - Non-Agency(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust(a),(c)
Series 2024-SVEN Class D
06/10/2037	6.323%	667,000	649,268
Subordinated Series 2019-JDWR Class D
09/15/2031	3.437%	425,000	417,148
Wells Fargo Commercial Mortgage Trust(c)
Subordinated Series 2018-C47 Class AS
09/15/2061	4.673%	560,000	549,338
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $35,614,060)			35,632,924

Common Stocks 0.1%
Issuer	Shares	Value ($)
Communication Services 0.1%
Media 0.1%
Intelsat Luxembourg SA(h)	7,905	73,615
Intelsat Luxembourg SA(h),(i)	7,905	237,150
Total		310,765
Total Communication Services		310,765
Real Estate 0.0%
Real Estate Management & Development 0.0%
China Aoyuan Group Ltd.(h)	30,741	432
Total Real Estate		432
Total Common Stocks (Cost $260,681)		311,197

Convertible Bonds(f) 1.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.6%
Barclays PLC(j),(k)
	7.625%	408,000	402,964
BNP Paribas SA(a),(j),(k)
	7.375%	500,000	502,883
HSBC Holdings PLC(j),(k)
	6.950%	555,000	552,281
Societe Generale SA(a),(j),(k)
	8.125%	700,000	701,801
UBS Group AG(a),(j),(k)
	7.000%	290,000	286,996
	7.125%	370,000	362,647
Total			2,809,572

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Convertible Bonds(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Electric 0.3%
CenterPoint Energy, Inc.
08/15/2026	4.250%		430,000	472,355
PNM Resources, Inc.(a)
06/01/2054	5.750%		265,000	342,513
Southern Co. (The)
06/15/2027	4.500%		375,000	408,694
Southern Co. (The)(a)
06/15/2028	3.250%		245,000	244,265
Total				1,467,827
Food and Beverage 0.0%
Davide Campari-Milano NV(a)
01/17/2029	2.375%	EUR	100,000	108,751
Lodging 0.1%
Marriott Vacations Worldwide Corp.
12/15/2027	3.250%		335,000	311,215
Other Utility 0.1%
American Water Capital Corp.
06/15/2026	3.625%		365,000	369,380
Retailers 0.1%
Burlington Stores, Inc.
12/15/2027	1.250%		235,000	299,273
Technology 0.0%
Worldline SA(a),(d)
07/30/2026	0.000%	EUR	196,216	216,306
Total Convertible Bonds (Cost $5,314,438)				5,582,324

Convertible Preferred Stocks 0.4%
Issuer		Shares	Value ($)
Industrials 0.2%
Aerospace & Defense 0.1%
Boeing Co. (The)	6.000%	4,300	291,583
Trading Companies & Distributors 0.1%
QXO, Inc.	5.500%	13,350	687,658
Total Industrials			979,241
Information Technology 0.0%
Technology Hardware, Storage & Peripherals 0.0%
Hewlett Packard Enterprise Co.	7.625%	5,750	294,317
Total Information Technology			294,317
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Utilities 0.2%
Electric Utilities 0.2%
Nextera Energy, Inc.	7.234%	20,400	906,168
Total Utilities			906,168
Total Convertible Preferred Stocks (Cost $2,106,266)			2,179,726

Corporate Bonds & Notes(f) 23.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
ABS Other 0.1%
American Tower Trust #1(a)
03/15/2028	5.490%		410,000	413,207
SBA Tower Trust(a)
01/15/2028	6.599%		240,000	244,751
Total				657,958
Aerospace & Defense 0.5%
Airbus SE(a)
06/09/2030	1.625%	EUR	100,000	108,139
Boeing Co. (The)
05/01/2030	5.150%		825,000	832,470
05/01/2034	6.528%		45,000	48,061
05/01/2050	5.805%		290,000	271,626
TransDigm, Inc.(a)
08/15/2028	6.750%		260,000	264,293
12/01/2031	7.125%		730,000	755,768
01/15/2033	6.000%		260,000	257,569
Total				2,537,926
Airlines 0.3%
American Airlines Pass-Through Trust
Series 2016-2 Class AA
06/15/2028	3.200%		157,375	148,585
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2029	5.750%		650,000	638,730
Delta Air Lines Pass-Through Trust
06/10/2028	2.500%		71,206	66,952
JetBlue Airways Corp./Loyalty LP(a)
09/20/2031	9.875%		345,000	341,422
JetBlue Pass-Through Trust
Series 2020-1 Class A
11/15/2032	4.000%		282,214	258,864
United Airlines, Inc.(a)
04/15/2029	4.625%		190,000	180,427
Total				1,634,980
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Apartment REIT 0.1%
American Homes 4 Rent LP
04/15/2052	4.300%		210,000	158,807
Invitation Homes Operating Partnership LP
08/15/2033	5.500%		60,000	59,827
01/15/2034	2.700%		35,000	28,374
Total				247,008
Automotive 0.6%
Allison Transmission. Inc.(a)
01/30/2031	3.750%		100,000	90,787
Ford Motor Co.
02/12/2032	3.250%		1,740,000	1,436,103
Ford Motor Credit Co. LLC
02/16/2028	2.900%		200,000	185,146
10/09/2028	5.625%	GBP	215,000	286,462
General Motors Financial Co., Inc.(j),(k)
	6.500%		200,000	195,188
Subordinated
	5.700%		110,000	105,653
Volkswagen Financial Services AG(a)
11/19/2031	3.875%	EUR	200,000	229,449
Volkswagen Group of America Finance LLC(a)
03/25/2032	5.650%		60,000	60,095
03/27/2035	5.800%		60,000	59,248
Volkswagen International Finance NV(a),(j),(k)
	7.875%	EUR	200,000	255,548
Total				2,903,679
Banking 3.3%
American Express Co.(j),(k)
	3.550%		85,000	82,316
Bank of America Corp.(j),(k)
	4.375%		80,000	77,562
Bank of America Corp.(k)
02/04/2028	2.551%		110,000	106,304
06/14/2029	2.087%		50,000	46,418
10/24/2031	1.922%		765,000	658,694
03/11/2032	2.651%		135,000	119,474
04/22/2032	2.687%		490,000	432,851
Bank of Montreal(k)
11/26/2082	7.325%	CAD	580,000	441,651
Junior Subordinated
11/26/2084	7.300%		785,000	784,057
Bank of Nova Scotia (The)(k)
10/27/2082	8.625%		415,000	437,589
Citibank NA
05/29/2030	4.914%		330,000	332,933
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.(k)
06/11/2035	5.449%	315,000	315,494
ConnectOne Bancorp, Inc.(k)
Subordinated
06/01/2035	8.125%	270,000	271,375
First Citizens BancShares, Inc.(k)
Subordinated
03/12/2040	6.254%	395,000	382,375
First Horizon Corp.(k)
03/07/2031	5.514%	455,000	457,676
Five Star Bancorp(a),(k)
Subordinated
09/01/2032	6.000%	95,000	89,847
Goldman Sachs Group, Inc. (The)(k)
01/27/2032	1.992%	200,000	170,145
10/21/2032	2.650%	130,000	112,927
10/23/2035	5.016%	210,000	203,098
01/28/2036	5.536%	45,000	45,322
HSBC Holdings PLC(k)
06/04/2026	2.099%	570,000	570,000
HSBC Holdings PLC(b)
SOFR + 1.570% 05/13/2031	5.900%	580,000	582,387
Independent Bank Group, Inc.(k)
Subordinated
08/15/2034	8.375%	140,000	141,511
JPMorgan Chase & Co.(j),(k)
	3.650%	85,000	82,983
JPMorgan Chase & Co.(k)
04/22/2027	1.578%	285,000	277,506
04/26/2028	4.323%	90,000	89,579
06/01/2029	2.069%	615,000	571,900
11/08/2032	2.545%	105,000	90,959
04/22/2035	5.766%	195,000	201,676
10/22/2035	4.946%	120,000	116,544
Morgan Stanley(k)
01/24/2029	3.772%	510,000	499,088
07/20/2029	5.449%	250,000	255,782
02/13/2032	1.794%	45,000	37,878
10/20/2032	2.511%	55,000	47,344
01/21/2033	2.943%	35,000	30,769
01/18/2036	5.587%	250,000	252,498
PNC Financial Services Group, Inc. (The)(k)
10/20/2034	6.875%	70,000	76,861
01/22/2035	5.676%	50,000	51,018
Popular, Inc.
03/13/2028	7.250%	215,000	225,690
Provident Financial Services, Inc.(k)
Subordinated
05/15/2034	9.000%	210,000	214,798

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Royal Bank of Canada(j),(k)
	4.200%	CAD	800,000	518,425
Royal Bank of Canada(k)
05/02/2084	7.500%		610,000	633,881
11/24/2084	6.350%		515,000	482,528
Santander UK Group Holdings PLC(k)
06/14/2027	1.673%		110,000	106,290
Toronto-Dominion Bank (The)
09/09/2025	2.667%	CAD	601,000	437,729
Toronto-Dominion Bank (The)(k)
10/31/2082	8.125%		630,000	660,929
US Bancorp(j),(k)
	3.700%		345,000	330,057
Webster Financial Corp.(k)
Subordinated
11/01/2030	3.875%		255,000	248,714
Wells Fargo & Co.(k)
06/02/2028	2.393%		140,000	133,986
07/25/2029	5.574%		1,180,000	1,210,488
02/11/2031	2.572%		280,000	253,041
01/23/2035	5.499%		50,000	50,286
12/03/2035	5.211%		30,000	29,434
Wells Fargo & Co.(a),(k)
07/22/2032	3.900%	EUR	205,000	239,304
Western Alliance Ban corp.(k)
Subordinated
06/15/2031	3.000%		490,000	453,545
Total				15,773,516
Brokerage/Asset Managers/Exchanges 0.0%
Jane Street Group/Finance, Inc.(a)
11/01/2032	6.125%		30,000	30,043
Jane Street Group/JSG Finance, Inc.(a)
11/15/2029	4.500%		95,000	91,541
04/30/2031	7.125%		80,000	83,552
Total				205,136
Building Materials 0.3%
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%		150,000	152,382
03/01/2033	6.750%		189,000	191,732
Stanley Black & Decker, Inc.(k)
03/15/2060	6.677%		870,000	843,962
Total				1,188,076
Cable and Satellite 0.9%
Cable One, Inc.(a)
11/15/2030	4.000%		75,000	58,146
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CCO Holdings LLC/Capital Corp.(a)
03/01/2030	4.750%	15,000	14,321
02/01/2031	4.250%	110,000	100,700
Charter Communications Operating LLC/Capital
04/01/2031	2.800%	50,000	43,842
02/01/2032	2.300%	20,000	16,467
02/01/2034	6.650%	40,000	41,998
04/01/2048	5.750%	490,000	429,365
07/01/2049	5.125%	690,000	554,929
04/01/2051	3.700%	290,000	185,830
CSC Holdings LLC(a)
01/31/2029	11.750%	307,000	287,988
02/01/2029	6.500%	136,000	108,569
01/15/2030	5.750%	36,000	18,383
12/01/2030	4.625%	55,000	25,414
EchoStar Corp.
11/30/2029	10.750%	195,000	196,103
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	330,000	326,708
07/01/2030	4.125%	635,000	577,405
Time Warner Cable LLC
09/01/2041	5.500%	360,000	315,890
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	510,000	496,684
08/15/2030	4.500%	200,000	184,421
VZ Secured Financing BV(a)
01/15/2032	5.000%	340,000	293,934
Total			4,277,097
Chemicals 0.2%
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	200,000	164,921
EverArc Escrow Sarl(a)
10/30/2029	5.000%	212,000	201,626
International Flavors & Fragrances, Inc.(a)
11/01/2030	2.300%	455,000	395,199
11/15/2040	3.268%	5,000	3,559
Total			765,305
Construction Machinery 0.2%
United Rentals North America, Inc.
07/15/2030	4.000%	285,000	267,717
02/15/2031	3.875%	590,000	544,814
Total			812,531
Consumer Cyclical Services 0.3%
Allied Universal Holdco LLC/Finance Corp.(a)
07/15/2027	9.750%	20,000	20,161
Match Group, Inc.(a)
08/01/2030	4.125%	150,000	138,631
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
OT Midco, Inc.(a)
02/15/2030	10.000%		125,000	104,093
Raven Acquisition Holdings LLC(a)
11/15/2031	6.875%		100,000	99,732
Rollins, Inc.(a)
02/24/2035	5.250%		315,000	312,395
Staples, Inc.(a)
09/01/2029	10.750%		45,000	41,061
Uber Technologies, Inc.
01/15/2030	4.300%		398,000	392,640
09/15/2034	4.800%		210,000	202,802
Total				1,311,515
Consumer Products 0.2%
Edgewell Personal Care Co.(a)
06/01/2028	5.500%		94,000	92,420
04/01/2029	4.125%		10,000	9,361
Energizer Holdings, Inc.(a)
12/31/2027	6.500%		150,000	150,628
03/31/2029	4.375%		40,000	37,562
Galderma Finance Europe BV(a)
03/20/2030	3.500%	EUR	100,000	114,759
MajorDrive Holdings IV LLC(a)
06/01/2029	6.375%		85,000	64,160
Opal Bidco SAS(a)
03/31/2032	6.500%		105,000	104,925
Prestige Brands, Inc.(a)
04/01/2031	3.750%		207,000	188,072
Spectrum Brands, Inc.(a)
03/15/2031	3.875%		272,000	217,668
Total				979,555
Diversified Manufacturing 0.0%
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
09/15/2027	0.375%	EUR	100,000	108,498
Vertical US Newco, Inc.(a)
07/15/2027	5.250%		100,000	99,079
Total				207,577
Electric 1.9%
AES Corp. (The)(k)
01/15/2055	7.600%		1,350,000	1,364,925
Alliant Energy Finance LLC(a)
03/01/2032	3.600%		405,000	362,956
Alpha Generation LLC(a)
10/15/2032	6.750%		205,000	209,057
American Electric Power Co., Inc.(k)
12/15/2054	6.950%		670,000	685,628
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Arizona Public Service Co.
08/15/2034	5.700%		545,000	552,699
Black Hills Corp.
05/15/2034	6.150%		360,000	370,514
CMS Energy Corp.(k)
06/01/2055	6.500%		140,000	138,184
Dominion Energy, Inc.(k)
06/01/2054	7.000%		435,000	458,751
02/01/2055	6.875%		335,000	346,630
05/15/2055	6.625%		355,000	355,266
Duke Energy Corp.(k)
09/01/2054	6.450%		90,000	91,148
Duke Energy Progress LLC
12/01/2044	4.150%		225,000	178,762
E.ON SE(a)
11/07/2031	0.625%	EUR	170,000	167,033
04/16/2033	3.500%	EUR	100,000	114,561
Emera, Inc.(k)
Junior Subordinated
06/15/2076	6.750%		700,000	704,905
Eurogrid GmbH(a)
05/15/2032	1.113%	EUR	100,000	98,264
04/21/2033	0.741%	EUR	100,000	92,518
Evergy Missouri West, Inc.(a)
06/01/2034	5.650%		480,000	483,303
Exelon Corp.(k)
03/15/2055	6.500%		525,000	523,060
FirstEnergy Transmission LLC(a)
09/15/2028	2.866%		229,000	216,619
Long Ridge Energy LLC(a)
02/15/2032	8.750%		170,000	171,369
NextEra Energy Capital Holdings, Inc.(k)
08/15/2055	6.500%		190,000	191,670
NSTAR Electric Co.
05/15/2027	3.200%		520,000	509,230
Southern Co. (The)
07/01/2026	3.250%		184,000	181,751
Southern Co. (The)(k)
03/15/2055	6.750%		340,000	346,036
Southwestern Electric Power Co.
11/01/2051	3.250%		85,000	52,653
Total				8,967,492
Environmental 0.0%
Waste Pro USA, Inc.(a)
02/01/2033	7.000%		175,000	179,840

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Finance Companies 0.4%
AerCap Ireland Capital DAC/Global Aviation Trust
10/29/2028	3.000%		250,000	236,002
AerCap Ireland Capital DAC/Global Aviation Trust(k)
03/10/2055	6.950%		330,000	338,608
01/31/2056	6.500%		320,000	316,372
Air Lease Corp.(j),(k)
	4.125%		255,000	245,830
Avolon Holdings Funding Ltd.(a)
11/18/2027	2.528%		399,000	375,751
FirstCash, Inc.(a)
03/01/2032	6.875%		100,000	102,522
GGAM Finance Ltd.(a)
02/15/2027	8.000%		260,000	267,437
Total				1,882,522
Food and Beverage 1.2%
Becle SAB de CV(a)
10/14/2031	2.500%		540,000	441,958
Bimbo Bakeries USA, Inc.(a)
01/09/2036	5.375%		440,000	426,192
Darling Ingredients, Inc.(a)
06/15/2030	6.000%		630,000	631,113
JBS SA/Food Co./Finance, Inc.
04/01/2033	5.750%		124,000	125,774
JBS USA Holding Lux Sarl/Food Co./Sarl
03/15/2034	6.750%		82,000	88,093
JBS USA Lux SA/Food Co./Finance, Inc.
12/01/2031	3.750%		390,000	357,885
01/15/2032	3.625%		320,000	287,914
Kraft Heinz Foods Co.
01/26/2039	6.875%		200,000	215,931
06/01/2046	4.375%		620,000	489,697
Kraft Heinz Foods Co.(a)
08/01/2039	7.125%		240,000	264,203
MARB BondCo PLC(a)
01/29/2031	3.950%		400,000	351,094
Mars, Inc.(a)
03/01/2035	5.200%		415,000	413,782
Mondelez International Holdings Netherlands BV(a)
10/01/2031	0.875%	EUR	100,000	98,746
Performance Food Group, Inc.(a)
08/01/2029	4.250%		220,000	209,566
Pilgrim’s Pride Corp.
07/01/2033	6.250%		275,000	285,639
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Post Holdings, Inc.(a)
12/15/2029	5.500%		225,000	222,162
09/15/2031	4.500%		65,000	59,270
03/01/2033	6.375%		575,000	571,512
Total				5,540,531
Gaming 0.6%
Caesars Entertainment, Inc.(a)
02/15/2032	6.500%		30,000	30,249
FDJ United(a)
11/21/2033	3.375%	EUR	100,000	111,716
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%		90,000	89,826
06/01/2028	5.750%		80,000	81,469
01/15/2029	5.300%		20,000	20,046
01/15/2031	4.000%		105,000	97,603
Great Canadian Gaming Corp./Raptor LLC(a)
11/15/2029	8.750%		80,000	77,690
Las Vegas Sands Corp.
06/15/2028	5.625%		405,000	405,968
MGM Resorts International
10/15/2028	4.750%		20,000	19,562
04/15/2032	6.500%		65,000	64,863
Penn National Gaming, Inc.(a)
07/01/2029	4.125%		185,000	165,774
VICI Properties LP
05/15/2032	5.125%		395,000	387,283
04/01/2035	5.625%		360,000	356,605
VICI Properties LP/Note Co., Inc.(a)
01/15/2028	4.500%		29,000	28,641
12/01/2029	4.625%		185,000	179,521
08/15/2030	4.125%		450,000	424,357
Voyager Parent LLC(a)
07/01/2032	9.250%		163,000	168,289
Total				2,709,462
Health Care 1.2%
180 Medical, Inc.(a)
10/15/2029	3.875%		311,000	295,335
American Medical Systems Europe BV
03/08/2031	3.000%	EUR	220,000	249,555
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%		60,000	62,287
Baylor Scott & White Holdings
11/15/2026	2.650%		500,000	489,102
CVS Health Corp.
03/25/2038	4.780%		35,000	31,110
03/25/2048	5.050%		185,000	154,238
06/01/2053	5.875%		109,000	100,317
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
CVS Health Corp.(k)
03/10/2055	7.000%		305,000	307,123
Fortrea Holdings, Inc.(a)
07/01/2030	7.500%		235,000	195,756
Hackensack Meridian Health, Inc.
07/01/2057	4.500%		300,000	238,232
HCA, Inc.
09/15/2025	7.580%		125,000	125,786
12/01/2027	7.050%		115,000	120,636
09/01/2028	5.625%		100,000	102,241
09/01/2030	3.500%		739,000	688,774
04/01/2034	5.600%		680,000	683,236
Lonza Finance International NV(a)
09/04/2034	3.500%	EUR	105,000	118,585
ModivCare, Inc.(a),(l)
10/01/2029	5.000%		390,600	105,462
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%		25,000	24,428
New York and Presbyterian Hospital (The)
08/01/2036	3.563%		390,000	331,916
Option Care Health, Inc.(a)
10/31/2029	4.375%		160,000	152,554
Rede D’or Finance SARL(a)
01/22/2030	4.500%		200,000	187,882
Sartorius Finance BV(a)
09/14/2035	4.875%	EUR	100,000	121,105
Sotera Health Holdings LLC(a)
06/01/2031	7.375%		95,000	98,768
Star Parent, Inc.(a)
10/01/2030	9.000%		215,000	222,212
Stryker Corp.
02/10/2028	4.700%		510,000	514,605
Thermo Fisher Scientific, Inc.
10/01/2049	1.875%	EUR	120,000	89,633
Total				5,810,878
Healthcare Insurance 0.4%
Centene Corp.
12/15/2029	4.625%		135,000	130,006
02/15/2030	3.375%		470,000	428,216
10/15/2030	3.000%		585,000	514,645
03/01/2031	2.500%		445,000	377,942
Elevance Health, Inc.
02/15/2035	5.200%		90,000	89,478
Humana, Inc.
05/01/2035	5.550%		170,000	166,929
Molina Healthcare, Inc.(a)
01/15/2033	6.250%		205,000	205,058
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
UnitedHealth Group, Inc.
07/15/2034	5.150%		200,000	197,464
Total				2,109,738
Healthcare REIT 0.0%
Healthcare Realty Holdings LP
01/15/2028	3.625%		63,000	61,106
03/15/2031	2.050%		16,000	13,150
Healthcare Trust of America Holdings LP
02/15/2030	3.100%		10,000	9,166
Total				83,422
Independent Energy 1.2%
Aker BP ASA(a)
10/01/2034	5.125%		310,000	290,646
Civitas Resources, Inc.(a)
07/01/2031	8.750%		470,000	460,349
Continental Resources, Inc.(a)
01/15/2031	5.750%		476,000	474,121
04/01/2032	2.875%		888,000	726,546
Encana Corp.
08/15/2034	6.500%		495,000	496,749
02/01/2038	6.500%		340,000	329,949
EQT Corp.(a)
05/15/2031	3.625%		870,000	791,332
EQT Corp.
02/01/2034	5.750%		175,000	176,240
Occidental Petroleum Corp.
09/01/2030	6.625%		550,000	572,553
01/01/2031	6.125%		285,000	290,182
05/01/2031	7.500%		195,000	209,991
09/15/2036	6.450%		90,000	88,310
Petrorio Luxembourg Sarl(a)
06/09/2026	6.125%		200,000	201,556
Var Energi ASA(a)
01/15/2028	7.500%		200,000	210,321
05/22/2035	6.500%		340,000	343,561
Total				5,662,406
Integrated Energy 0.3%
Cenovus Energy, Inc.
02/07/2028	3.500%	CAD	215,000	156,336
11/15/2039	6.750%		983,000	1,033,124
06/15/2047	5.400%		310,000	266,820
Total				1,456,280
Leisure 0.3%
Carnival Corp.(a)
01/15/2030	5.750%	EUR	160,000	195,070

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	89,000	87,540
NCL Corp., Ltd.(a)
02/01/2032	6.750%	380,000	380,146
Royal Caribbean Cruises Ltd.(a)
02/01/2033	6.000%	575,000	577,235
Total			1,239,991
Life Insurance 0.0%
Athene Global Funding(a)
03/08/2027	3.205%	95,000	91,739
08/19/2028	1.985%	10,000	9,146
Total			100,885
Lodging 0.2%
Hilton Domestic Operating Co., Inc.
01/15/2030	4.875%	351,000	343,878
Hilton Domestic Operating Co., Inc.(a)
02/15/2032	3.625%	383,000	340,762
Travel + Leisure Co.(a)
12/01/2029	4.500%	380,000	361,423
Total			1,046,063
Media and Entertainment 0.5%
AMC Networks, Inc.(a)
01/15/2029	10.250%	100,000	106,215
News Corp.(a)
05/15/2029	3.875%	745,000	706,758
Sinclair Television Group, Inc.(a)
02/15/2033	8.125%	65,000	65,065
Snap, Inc.(a)
03/01/2033	6.875%	170,000	172,182
Warnermedia Holdings, Inc.
03/15/2032	4.279%	220,000	186,922
03/15/2042	5.050%	185,000	133,196
03/15/2052	5.141%	733,000	474,960
WMG Acquisition Corp(a)
02/15/2031	3.000%	655,000	587,388
Total			2,432,686
Metals and Mining 0.6%
ATI, Inc.
08/15/2030	7.250%	92,000	96,392
Cleveland-Cliffs, Inc.(a)
04/15/2030	6.750%	1,045,000	937,736
05/01/2033	7.375%	385,000	330,539
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freeport-McMoRan, Inc.
08/01/2030	4.625%	265,000	260,714
11/14/2034	5.400%	280,000	279,373
03/15/2043	5.450%	895,000	827,892
Total			2,732,646
Midstream 1.4%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2028	9.375%	238,000	240,325
06/01/2030	9.500%	81,000	81,816
Cheniere Energy Partners LP
03/01/2031	4.000%	735,000	687,842
Columbia Pipelines Operating Co. LLC(a)
11/15/2033	6.036%	275,000	283,407
Enbridge, Inc.(k)
06/27/2054	7.200%	360,000	363,015
01/15/2084	8.500%	465,000	505,818
Energy Transfer LP(j),(k)
	6.625%	336,000	330,484
	7.125%	420,000	422,495
Energy Transfer LP(k)
05/15/2054	8.000%	485,000	507,831
Ferrellgas LP/Finance Corp.(a)
04/01/2026	5.375%	200,000	197,054
04/01/2029	5.875%	219,000	198,391
Global Partners LP/Finance Corp.
01/15/2029	6.875%	150,000	150,797
NGL Energy Operating LLC/Finance Corp.(a)
02/15/2032	8.375%	70,000	66,106
South Bow Canadian Infrastructure Holdings Ltd.(a),(k)
03/01/2055	7.500%	265,000	263,890
TMS Issuer Sarl(a)
08/23/2032	5.780%	300,000	308,035
TransCanada PipeLines Ltd.
03/01/2034	4.625%	5,000	4,709
TransCanada PipeLines Ltd.(k)
06/01/2065	7.000%	250,000	248,201
Transcanada Trust(k)
Junior Subordinated
03/07/2082	5.600%	455,000	426,799
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	100,000	102,456
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	196,000	182,500
Venture Global LNG, Inc.(a),(j),(k)
	9.000%	689,000	652,222
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Venture Global LNG, Inc.(a)
01/15/2030	7.000%		78,000	77,741
02/01/2032	9.875%		177,000	188,555
Western Midstream Operating LP(k)
02/01/2030	4.050%		285,000	270,941
Total				6,761,430
Natural Gas 0.3%
KeySpan Gas East Corp.(a)
03/06/2033	5.994%		225,000	229,774
National Gas Transmission PLC(a)
04/05/2030	4.250%	EUR	200,000	237,673
Northwest Natural Holding Co.(k)
09/15/2055	7.000%		415,000	414,684
Sempra(k)
04/01/2055	6.550%		310,000	290,237
Total				1,172,368
Office REIT 0.1%
Hudson Pacific Properties LP
11/01/2027	3.950%		117,000	102,440
02/15/2028	5.950%		5,000	4,299
04/01/2029	4.650%		155,000	112,329
01/15/2030	3.250%		65,000	44,032
Total				263,100
Oil Field Services 0.1%
Aris Water Holdings LLC(a)
04/01/2030	7.250%		105,000	105,725
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%		86,857	88,174
Transocean, Inc.(a)
02/15/2030	8.750%		68,000	68,934
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%		180,000	182,957
Total				445,790
Other Financial Institutions 0.1%
Icahn Enterprises LP/Finance Corp.
01/15/2029	9.750%		85,000	82,247
06/15/2030	9.000%		250,000	226,532
Icahn Enterprises LP/Finance Corp.(a)
11/15/2029	10.000%		16,000	15,601
Vonovia SE(a)
09/01/2032	0.750%	EUR	200,000	186,167
Total				510,547
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Other Industry 0.1%
Adtalem Global Education, Inc.(a)
03/01/2028	5.500%		103,000	102,292
Albion Financing 1 SARL/Aggreko Holdings, Inc.(a)
05/21/2030	7.000%		73,000	74,200
Artera Services LLC(a)
02/15/2031	8.500%		120,000	102,554
Grand Canyon University
10/01/2028	5.125%		110,000	104,488
Total				383,534
Other REIT 0.3%
American Assets Trust LP
02/01/2031	3.375%		155,000	135,704
BW Real Estate, Inc.(a),(k)
12/31/2079	9.500%		120,000	119,736
Digital Dutch Finco BV(a)
03/15/2035	3.875%	EUR	220,000	245,456
Extra Space Storage LP
10/15/2031	2.400%		30,000	25,530
Host Hotels & Resorts LP
12/15/2029	3.375%		155,000	143,490
09/15/2030	3.500%		115,000	104,839
06/15/2032	5.700%		305,000	303,429
Lexington Realty Trust
09/15/2030	2.700%		135,000	118,795
Prologis Euro Finance LLC
05/05/2034	4.000%	EUR	125,000	145,361
Total				1,342,340
Other Utility 0.1%
Severn Trent Utilities Finance PLC(a)
08/04/2035	3.875%	EUR	125,000	142,382
Suez SACA(a)
05/24/2034	2.875%	EUR	100,000	106,102
Total				248,484
Packaging 0.6%
Amcor Flexibles North America, Inc.(a)
03/17/2028	4.800%		315,000	315,840
Amcor Group Finance PLC
05/23/2029	5.450%		190,000	193,524
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%		60,000	54,545
08/15/2027	5.250%		206,000	93,833
08/15/2027	5.250%		20,000	9,084

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ball Corp.
03/15/2026	4.875%		86,000	85,955
03/15/2028	6.875%		390,000	398,652
08/15/2030	2.875%		775,000	686,856
Berry Global Escrow Corp.(a)
07/15/2026	4.875%		24,000	23,939
Berry Global, Inc.
04/15/2028	5.500%		360,000	366,461
01/15/2034	5.650%		120,000	120,839
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%		20,000	20,198
Sealed Air Corp.(a)
09/15/2025	5.500%		357,000	356,969
04/15/2029	5.000%		175,000	172,129
Total				2,898,824
Paper 0.0%
Clearwater Paper Corp.(a)
08/15/2028	4.750%		100,000	95,681
Graphic Packaging International LLC(a)
07/15/2027	4.750%		93,000	91,642
Total				187,323
Pharmaceuticals 0.4%
1261229 BC Ltd.(a)
04/15/2032	10.000%		200,000	198,007
Allergan Funding SCS
11/15/2028	2.625%	EUR	100,000	110,225
Bayer US Finance II LLC(a)
12/15/2025	4.250%		100,000	99,551
12/15/2028	4.375%		174,000	170,297
06/25/2038	4.625%		520,000	445,758
07/15/2044	4.400%		86,000	64,416
Bayer US Finance LLC(a)
11/21/2053	6.875%		120,000	121,565
Grifols SA(a)
05/01/2030	7.500%	EUR	296,000	352,940
Kevlar SpA(a)
09/01/2029	6.500%		161,000	154,587
Teva Pharmaceutical Finance Netherlands III BV
12/01/2032	6.000%		172,000	173,227
Teva Pharmaceutical Finance Netherlands IV BV
12/01/2030	5.750%		39,000	39,333
Total				1,929,906
Property & Casualty 0.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
04/15/2028	6.750%		185,000	187,496
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Aon Corp.
05/15/2030	2.800%		230,000	210,747
Berkshire Hathaway Finance Corp.
06/19/2039	2.375%	GBP	250,000	229,023
Farmers Exchange Capital III(a),(k)
Subordinated
10/15/2054	5.454%		300,000	267,987
Farmers Insurance Exchange(a),(k)
Subordinated
11/01/2057	4.747%		100,000	80,216
Total				975,469
Refining 0.0%
MC Brazil Downstream Trading SARL(a)
06/30/2031	7.250%		202,542	159,060
Restaurants 0.6%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%		430,000	416,249
02/15/2029	3.500%		525,000	493,173
McDonald’s Corp.(a)
03/07/2035	4.250%	EUR	100,000	119,246
Papa John’s International, Inc.(a)
09/15/2029	3.875%		110,000	103,176
Yum! Brands, Inc.(a)
01/15/2030	4.750%		725,000	709,257
Yum! Brands, Inc.
03/15/2031	3.625%		760,000	692,104
01/31/2032	4.625%		300,000	284,436
Total				2,817,641
Retail REIT 0.0%
Realty Income Corp.
07/06/2034	5.125%	EUR	155,000	192,102
Retailers 0.1%
Crocs, Inc.(a)
08/15/2031	4.125%		110,000	98,103
EZCORP, Inc.(a)
04/01/2032	7.375%		175,000	181,944
Magic MergeCo, Inc.(a)
05/01/2028	5.250%		235,000	162,727
05/01/2029	7.875%		51,000	24,895
Rent-A-Center, Inc.(a)
02/15/2029	6.375%		225,000	215,333
Total				683,002
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Supermarkets 0.0%
ELO SACA(a)
12/08/2028	4.875%	EUR	100,000	105,698
Supranational 0.4%
Asian Development Bank
01/22/2029	3.625%	NOK	3,000,000	288,982
Asian Infrastructure Investment Bank (The)(a)
12/15/2025	0.200%	GBP	245,000	322,952
Inter-American Development Bank(a)
10/30/2025	2.750%	AUD	330,000	211,770
Inter-American Development Bank
01/29/2026	2.700%	AUD	138,000	88,345
International Bank for Reconstruction & Development
03/16/2026	1.250%	NOK	1,410,000	134,726
08/08/2034	1.200%	EUR	675,000	662,159
International Development Association(a)
02/17/2027	1.750%	NOK	900,000	84,643
International Finance Corp.
09/10/2025	0.375%	NZD	367,000	217,506
Total				2,011,083
Technology 1.3%
Alphabet, Inc.
05/06/2033	3.000%	EUR	244,000	276,334
Block, Inc.
05/15/2032	6.500%		85,000	86,918
CACI International, Inc.(a),(g)
06/15/2033	6.375%		215,000	219,146
CDW LLC/Finance Corp.
12/01/2031	3.569%		120,000	108,894
Cloud Software Group, Inc.(a)
06/30/2032	8.250%		200,000	210,343
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%		85,000	78,616
CoreWeave, Inc.(a)
06/01/2030	9.250%		640,000	639,223
Dell International LLC/EMC Corp.
04/01/2028	4.750%		315,000	316,341
04/01/2030	5.000%		205,000	206,079
07/15/2046	8.350%		275,000	339,089
Equinix Europe 2 Financing Corp. LLC
11/22/2034	3.625%	EUR	130,000	144,712
Everi Holdings, Inc.(a)
07/15/2029	5.000%		195,000	196,510
Fiserv Funding ULC
06/15/2036	4.000%	EUR	205,000	232,132
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Foundry JV Holdco LLC(a)
01/25/2031	5.500%		60,000	60,781
Gartner, Inc.(a)
10/01/2030	3.750%		300,000	280,327
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%		100,000	101,976
Intel Corp.
08/12/2031	2.000%		50,000	42,144
02/10/2053	5.700%		45,000	40,398
MSCI, Inc.(a)
09/01/2030	3.625%		635,000	587,019
02/15/2031	3.875%		275,000	255,981
11/01/2031	3.625%		345,000	313,187
08/15/2033	3.250%		90,000	77,267
NCR Corp.(a)
04/15/2029	5.125%		110,000	107,294
Open Text Corp.(a)
12/01/2027	6.900%		70,000	72,136
Oracle Corp.
04/01/2027	2.800%		100,000	97,144
08/03/2028	4.800%		215,000	217,221
11/15/2047	4.000%		255,000	189,597
Paychex, Inc.
04/15/2032	5.350%		415,000	421,160
Sabre GLBL, Inc.(a)
11/15/2029	10.750%		40,000	40,804
Visa, Inc.
05/15/2033	3.125%	EUR	145,000	165,073
Xerox Corp.(a)
10/15/2030	10.250%		215,000	220,923
Total				6,344,769
Tobacco 0.0%
Altria Group, Inc.
02/04/2028	4.875%		165,000	166,503
Transportation Services 0.0%
Heathrow Funding Ltd.(a)
10/08/2030	1.125%	EUR	110,000	111,999
Whole Business 0.0%
AA Bond Co., Ltd.(a)
01/31/2028	8.450%	GBP	100,000	142,507
Wireless 1.0%
American Tower Corp.
03/15/2030	4.900%		195,000	196,079
06/15/2030	2.100%		175,000	153,772
04/15/2031	2.700%		75,000	66,384
05/16/2031	4.625%	EUR	185,000	224,942

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Cellnex Finance Co. SA(a)
09/15/2032	2.000%	EUR	300,000	307,469
Global Switch Finance BV(a)
10/07/2030	1.375%	EUR	150,000	160,427
SBA Communications Corp.
02/15/2027	3.875%		570,000	558,843
02/01/2029	3.125%		475,000	441,529
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2028	5.152%		753,000	755,725
T-Mobile US, Inc.
04/15/2026	2.625%		69,000	67,878
04/15/2027	3.750%		20,000	19,743
02/01/2028	4.750%		118,000	118,034
02/15/2031	2.875%		125,000	112,565
04/15/2031	3.500%		265,000	246,273
03/15/2032	2.700%		220,000	191,167
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%		630,000	570,010
07/15/2031	4.500%	GBP	185,000	221,239
07/15/2031	4.750%		98,000	90,021
04/15/2032	5.625%	EUR	205,000	239,542
04/15/2032	7.750%		120,000	123,639
Total				4,865,281
Wirelines 0.2%
Altice Financing SA(a)
08/15/2029	5.750%		75,000	57,195
Cogent Communications Group, Inc.(a)
06/15/2027	7.000%		90,000	90,496
Consolidated Communications, Inc.(a)
10/01/2028	5.000%		20,000	20,183
10/01/2028	6.500%		110,000	112,309
Front Range BidCo, Inc.(a)
03/01/2027	4.000%		235,000	221,420
Frontier Communications Holdings LLC(a)
03/15/2031	8.625%		391,000	416,557
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%		145,000	150,958
Total				1,069,118
Total Corporate Bonds & Notes (Cost $112,230,985)				111,244,579

Foreign Government Obligations(f),(m) 7.8%

Australia 1.0%
Airservices Australia
11/15/2028	5.400%	AUD	480,000	322,497
05/15/2030	2.200%	AUD	450,000	262,412
NBN Co., Ltd.(a)
03/06/2035	5.350%	AUD	570,000	372,517
Foreign Government Obligations(f),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
New South Wales Treasury Corp.(a)
09/20/2035	4.750%	AUD	635,000	404,893
New South Wales Treasury Corp.
05/07/2041	2.250%	AUD	415,000	176,565
Queensland Treasury Corp.(a)
05/21/2035	3.250%	EUR	200,000	228,993
08/22/2035	4.500%	AUD	845,000	523,476
07/21/2036	5.250%	AUD	955,000	623,397
11/20/2041	2.250%	AUD	405,000	167,147
South Australian Government Financing Authority(a)
05/24/2034	1.750%	AUD	555,000	277,986
Treasury Corp. of Victoria
12/20/2032	4.250%	AUD	510,000	322,682
11/20/2034	2.250%	AUD	215,000	110,374
09/15/2036	4.750%	AUD	980,000	611,038
11/20/2040	5.000%	AUD	430,000	261,806
Total				4,665,783
Austria 0.0%
Republic of Austria Government Bond(a)
02/20/2033	2.900%	EUR	175,000	201,849
Brazil 0.6%
Brazil Notas do Tesouro Nacional Series F
01/01/2027	10.000%	BRL	14,540,000	2,508,546
Brazilian Government International Bond
03/15/2034	6.125%		200,000	195,580
03/15/2035	6.625%		200,000	199,513
Total				2,903,639
Canada 0.8%
Canadian Government Bond
02/01/2026	4.500%	CAD	95,000	70,093
09/01/2029	3.500%	CAD	465,000	348,739
12/01/2030	0.500%	CAD	100,000	64,101
CPPIB Capital, Inc.(a)
12/01/2031	2.250%	CAD	155,000	105,907
OMERS Finance Trust(a)
03/26/2031	4.750%		250,000	254,737
01/28/2035	3.250%	EUR	260,000	296,148
Ontario Teachers’ Finance Trust(a)
04/16/2031	2.000%		465,000	408,599
Province of British Columbia
07/06/2033	4.200%		350,000	338,615
Province of Ontario
12/02/2030	1.350%	CAD	1,109,000	735,425
06/02/2045	3.450%	CAD	500,000	320,458
Province of Ontario(a)
01/31/2034	3.100%	EUR	185,000	210,912
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Foreign Government Obligations(f),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Province of Quebec
09/08/2033	4.500%		436,000	430,502
Total				3,584,236
Chile 0.2%
Corporación Nacional del Cobre de Chile(a)
02/02/2033	5.125%		200,000	190,949
01/26/2036	6.440%		204,000	208,523
11/04/2044	4.875%		490,000	397,321
Total				796,793
Colombia 0.1%
Colombia Government International Bond
04/15/2031	3.125%		580,000	474,898
Costa Rica 0.0%
Costa Rica Government International Bond(a)
04/03/2034	6.550%		200,000	205,297
Finland 0.1%
Finland Government Bond(a)
09/15/2033	3.000%	EUR	445,000	514,699
Germany 0.2%
Bundesrepublik Deutschland Bundesanleihe(a),(d)
02/15/2031	0.000%	EUR	260,000	262,030
05/15/2035	0.000%	EUR	175,000	154,788
Bundesrepublik Deutschland Bundesanleihe(a)
02/15/2034	2.200%	EUR	330,000	368,235
Total				785,053
Guatemala 0.0%
Guatemala Government Bond(a)
08/10/2029	5.250%		200,000	197,729
Hungary 0.0%
Hungary Government International Bond(a)
09/22/2031	2.125%		200,000	164,270
India 0.4%
Export-Import Bank of India(a)
02/01/2028	3.875%		200,000	195,287
India Government Bond
06/15/2025	5.220%	INR	30,950,000	361,519
06/20/2027	7.380%	INR	18,420,000	222,133
04/18/2029	7.100%	INR	77,000,000	939,081
10/07/2029	6.450%	INR	11,000,000	131,416
07/12/2031	6.100%	INR	7,990,000	93,841
Indian Railway Finance Corp., Ltd.(a)
02/13/2030	3.249%		200,000	185,730
Total				2,129,007
Foreign Government Obligations(f),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Indonesia 1.0%
Indonesia Government International Bond
03/12/2033	1.100%	EUR	100,000	92,823
03/12/2051	3.050%		400,000	257,075
Indonesia Treasury Bond
06/15/2025	6.500%	IDR	585,000,000	35,909
09/15/2026	8.375%	IDR	4,278,000,000	269,837
04/15/2027	5.125%	IDR	1,504,000,000	90,634
05/15/2028	6.125%	IDR	773,000,000	47,256
08/15/2028	6.375%	IDR	11,991,000,000	738,287
03/15/2029	9.000%	IDR	2,298,000,000	153,183
07/15/2030	6.500%	IDR	6,212,000,000	382,292
02/15/2031	6.500%	IDR	11,637,000,000	713,110
05/15/2031	8.750%	IDR	4,550,000,000	307,871
04/15/2032	6.375%	IDR	12,795,000,000	773,873
05/15/2033	6.625%	IDR	2,025,000,000	123,325
02/15/2034	6.625%	IDR	5,976,000,000	364,285
06/15/2035	7.500%	IDR	3,470,000,000	222,741
PT Pertamina Persero(a)
08/25/2030	3.100%		200,000	182,913
Total				4,755,414
Israel 0.0%
Israel Government International Bond
02/19/2030	5.375%		200,000	201,567
Japan 0.3%
Japan Government Twenty-Year Bond
12/20/2025	2.100%	JPY	207,400,000	1,453,941
Kazakhstan 0.1%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		215,000	212,640
Mexico 0.2%
Mexico Government International Bond
05/24/2031	2.659%		248,000	211,380
05/19/2033	4.875%		227,000	209,920
02/12/2034	3.500%		200,000	164,892
02/09/2035	6.350%		200,000	199,618
Petroleos Mexicanos
02/12/2048	6.350%		19,000	12,352
Total				798,162
Netherlands 0.1%
BNG Bank NV(a)
07/17/2028	3.300%	AUD	630,000	400,688

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Foreign Government Obligations(f),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
New Zealand 0.8%
New Zealand Government Bond
05/15/2032	2.000%	NZD	585,000	301,727
05/15/2034	4.250%	NZD	1,565,000	919,096
05/15/2035	4.500%	NZD	951,000	565,137
05/15/2036	4.250%	NZD	248,000	142,964
05/15/2041	1.750%	NZD	1,020,000	391,669
New Zealand Government Bond(a)
04/14/2033	3.500%	NZD	1,350,000	758,866
New Zealand Local Government Funding Agency Bond
08/01/2028	4.700%	AUD	295,000	194,836
04/14/2033	3.500%	NZD	352,000	192,472
New Zealand Local Government Funding Agency Bond(a)
05/15/2031	2.250%	NZD	670,000	354,207
Total				3,820,974
Norway 0.4%
City of Oslo, Norway
06/11/2029	3.990%	NOK	4,000,000	386,698
Kommunalbanken AS
07/16/2025	4.250%	AUD	152,000	97,983
Norway Government Bond(a)
05/18/2032	2.125%	NOK	11,195,000	979,665
08/15/2033	3.000%	NOK	970,000	88,842
06/12/2035	3.750%	NOK	2,395,000	229,941
Total				1,783,129
Panama 0.0%
Panama Government International Bond
02/14/2035	6.400%		200,000	188,915
Paraguay 0.0%
Paraguay Government International Bond(a)
04/28/2031	4.950%		200,000	196,129
Philippines 0.8%
Philippine Government Bond
08/22/2028	6.125%	PHP	21,225,000	384,420
02/28/2029	6.250%	PHP	18,900,000	344,162
05/19/2029	6.500%	PHP	16,650,000	305,448
07/27/2030	6.375%	PHP	47,150,000	863,791
09/15/2032	6.750%	PHP	20,280,000	377,744
04/28/2035	6.375%	PHP	7,240,000	130,748
09/30/2035	8.000%	PHP	9,720,000	196,568
Philippine Government International Bond
05/17/2027	0.875%	EUR	535,000	586,204
05/05/2030	2.457%		300,000	272,030
01/14/2036	6.250%	PHP	10,000,000	174,235
Total				3,635,350
Foreign Government Obligations(f),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Qatar 0.1%
Qatar Government International Bond(a)
03/14/2049	4.817%		280,000	249,131
Qatar Petroleum(a)
07/12/2031	2.250%		465,000	405,113
Total				654,244
Romania 0.0%
Romanian Government International Bond(a)
03/27/2032	3.625%		200,000	167,531
Singapore 0.1%
Singapore Government Bond
09/01/2033	3.375%	SGD	495,000	411,408
South Africa 0.1%
Republic of South Africa Government International Bond
06/22/2030	5.875%		200,000	196,305
04/20/2032	5.875%		250,000	239,772
Total				436,077
United Arab Emirates 0.1%
Abu Dhabi Government International Bond(a)
04/16/2050	3.875%		200,000	151,212
Finance Department Government of Sharjah(a)
11/23/2032	6.500%		200,000	206,455
Total				357,667
United Kingdom 0.3%
United Kingdom Gilt(a)
07/22/2029	4.125%	GBP	317,000	427,853
10/22/2031	4.000%	GBP	80,000	106,100
01/31/2033	3.250%	GBP	300,000	373,792
07/31/2054	4.375%	GBP	345,000	396,961
Total				1,304,706
Uruguay 0.0%
Uruguay Government International Bond
02/14/2037	5.442%		100,000	100,671
Total Foreign Government Obligations (Cost $37,870,821)				37,502,466

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Municipal Bonds 0.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
County of Miami-Dade Aviation
Refunding Revenue Bonds
Taxable
Series 2020B
10/01/2035	2.857%	85,000	69,234
Total Municipal Bonds (Cost $86,116)			69,234

Preferred Stocks 0.3%
Issuer		Shares	Value ($)
Financials 0.3%
Banks 0.3%
Bank of Hawaii Corp.	8.000%	11,850	301,345
First Busey Corp.	8.250%	12,125	302,216
Huntington Bancshares, Inc.	4.500%	25	427
UMB Financial Corp.(g),(k)	7.750%	18,525	468,590
Wintrust Financial Corp.(k)	7.875%	10,275	262,526
Total			1,335,104
Total Financials			1,335,104
Total Preferred Stocks (Cost $1,319,818)			1,335,104

Residential Mortgage-Backed Securities - Agency 10.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(b),(e)
CMO Series 2024-98 Class SC
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 12/25/2054	1.628%	887,441	77,699
CMO Series 2024-98 Class SE
30-day Average SOFR + 5.980% Cap 5.980% 12/25/2054	1.658%	586,549	58,861
CMO Series 2024-98 Class SG
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 11/25/2054	1.678%	684,216	69,545
Residential Mortgage-Backed Securities - Agency 10.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
03/01/2052	2.000%	790,135	615,700
05/01/2052	2.500%	1,270,353	1,036,351
05/01/2052- 10/01/2052	3.000%	2,449,014	2,085,383
08/01/2052- 10/01/2052	4.000%	1,813,900	1,665,529
10/01/2052	4.500%	2,024,995	1,913,926
06/01/2053- 08/01/2053	5.000%	1,875,733	1,820,097
10/01/2054- 02/01/2055	6.000%	2,042,630	2,073,357
02/01/2055	5.500%	401,826	401,133
Federal Home Loan Mortgage Corp.(e)
STRIPS
03/15/2052	2.000%	2,738,679	368,481
Federal National Mortgage Association
09/01/2051- 05/01/2053	2.500%	2,017,140	1,645,363
12/01/2051- 02/01/2052	2.000%	2,436,919	1,897,009
08/01/2052- 02/01/2053	4.000%	1,251,671	1,149,328
06/01/2053- 08/01/2053	4.500%	3,146,447	2,972,982
02/01/2054- 01/01/2055	5.500%	5,808,355	5,788,274
01/01/2055	6.000%	544,064	554,724
Federal National Mortgage Association(b)
CMO Series 2013-5 Class GF
30-day Average SOFR + 1.214% Floor 1.100%, Cap 5.000% 10/25/2042	5.000%	207,548	201,522
Federal National Mortgage Association(e)
CMO Series 436 Class C32
10/25/2052	2.000%	1,099,962	142,619
STRIPS
11/25/2050- 10/25/2052	2.000%	5,317,043	695,472
Freddie Mac REMICS(b),(e)
CMO Series 5468 Class SE
-1.0 x 30-day Average SOFR + 5.350% Cap 5.350% 10/25/2054	1.028%	1,931,186	140,577
CMO Series 5496 Class S
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 01/25/2055	1.578%	2,212,535	172,386

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency 10.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5512 Class LS
-1.0 x 30-day Average SOFR + 5.896% Cap 5.896% 03/25/2055	1.574%	2,706,664	200,014
Freddie Mac REMICS(b),(i)
CMO Series 5546B Class AS
-1.5 x 30-day Average SOFR + 10.500% Cap 10.500% 06/25/2055	3.978%	325,000	303,063
Freddie Mac REMICS(b),(n)
CMO Series 5547 Class S
-1.5 x 30-day Average SOFR + 10.575% Cap 10.575% 06/25/2055	4.050%	325,000	290,057
CMO Series 5549 Class JS
-1.5 x 30-day Average SOFR + 10.500% Cap 10.500% 06/25/2055	4.002%	100,000	89,630
Freddie Mac REMICS(b),(i),(n)
CMO Series 5548B Class S
30-day Average SOFR + 11.667% Cap 11.667% 06/25/2055	4.422%	325,000	306,313
Government National Mortgage Association
08/20/2052- 11/20/2052	4.000%	551,320	506,969
09/20/2052- 10/20/2054	4.500%	2,313,610	2,191,178
Government National Mortgage Association(e)
CMO Series 2017-136 Class IO
09/20/2047	5.000%	462,282	100,561
CMO Series 2018-63 Class IO
09/20/2047	4.000%	629,310	93,871
Government National Mortgage Association(b),(e)
CMO Series 2024-151 Class ES
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 09/20/2054	1.072%	1,341,385	80,086
CMO Series 2024-154 Class SB
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 09/20/2054	1.072%	1,440,355	83,625
Residential Mortgage-Backed Securities - Agency 10.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-160 Class KS
-1.0 x 30-day Average SOFR + 5.480% Cap 5.480% 10/20/2054	1.152%	2,921,954	170,430
Government National Mortgage Association TBA(g)
06/20/2054	4.500%	1,200,000	1,131,959
06/20/2054	5.000%	2,525,000	2,449,238
06/20/2054	5.500%	3,225,000	3,201,694
06/23/2055	4.000%	1,750,000	1,602,284
Uniform Mortgage-Backed Security TBA(g)
06/13/2054	2.000%	2,825,000	2,194,521
06/13/2054	2.500%	2,650,000	2,157,957
06/13/2054	3.000%	2,700,000	2,297,001
06/13/2054	4.000%	1,425,000	1,305,398
06/13/2054	4.500%	1,625,000	1,532,460
06/12/2055	3.500%	2,225,000	1,971,956
06/12/2055	5.000%	750,000	725,892
Total Residential Mortgage-Backed Securities - Agency (Cost $52,673,773)			52,532,475

Residential Mortgage-Backed Securities - Non-Agency 12.3%

ABFC Trust(b)
CMO Series 2007-WMC1 Class A1A
1-month Term SOFR + 1.364% Floor 1.250% 06/25/2037	5.689%	566,470	400,542
ACRA Trust(a),(c)
CMO Series 2024-NQM1 Class M1A
10/25/2064	6.191%	640,000	635,445
Alternative Loan Trust(c)
CMO Series 2005-43 Class 1A
10/25/2035	4.242%	154,350	131,707
Alternative Loan Trust(b)
CMO Series 2005-59 Class 1A1
1-month Term SOFR + 0.774% Floor 0.660%, Cap 11.000% 11/20/2035	5.099%	607,838	594,035
CMO Series 2007-OH3 Class A1B
1-month Term SOFR + 0.554% Floor 0.440%, Cap 10.000% 09/25/2047	4.879%	382,829	365,274
American Home Mortgage Investment Trust(b)
CMO Series 2005-1 Class 6A
6-month Term SOFR + 2.428% Floor 2.000%, Cap 11.000% 06/25/2045	6.710%	23,847	23,738
Arroyo Mortgage Trust(a),(c)
CMO Series 2019-1 Class A1
01/25/2049	3.805%	36,954	35,728
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 12.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banc of America Funding Trust(a),(c)
Subordinated CMO Series 2014-R6 Class 2A13
07/26/2036	4.701%	325,504	325,169
Bear Stearns Mortgage Funding Trust(b)
CMO Series 2006-AR3 Class 1A1
1-month Term SOFR + 0.294% Floor 0.180%, Cap 10.500% 10/25/2036	4.799%	237,103	209,520
CMO Series 2006-AR4 Class A1
1-month Term SOFR + 0.534% Floor 0.420%, Cap 10.500% 12/25/2036	4.859%	290,566	282,977
CMO Series 2007-AR3 Class 21A1
1-month Term SOFR + 0.414% Floor 0.300%, Cap 10.500% 04/25/2037	4.739%	254,668	230,333
CMO Series 2007-AR5 Class 2A2
1-month Term SOFR + 0.344% Floor 0.230%, Cap 10.500% 06/25/2037	4.899%	723,846	640,656
Carrington Mortgage Loan Trust(b)
CMO Series 2007-FRE1 Class A3
1-month Term SOFR + 0.374% Floor 0.260%, Cap 14.500% 02/25/2037	4.699%	535,895	517,621
Centex Home Equity Loan Trust(b)
CMO Series 2005-A Class M1
1-month Term SOFR + 0.834% Floor 0.720% 01/25/2035	5.159%	25,316	25,311
CIM Trust(a),(c)
CMO Series 2020-R6 Class A1
12/25/2060	2.250%	639,049	553,860
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	858,041	778,908
CMO Series 2023-R3 Class A1A
01/25/2063	4.500%	504,008	470,739
CIM Trust(a),(k)
CMO Series 2025-R1 Class A1
02/25/2099	5.000%	620,562	609,233
Citigroup Mortgage Loan Trust, Inc.(c)
CMO Series 2006-AR2 Class 1A1
03/25/2036	5.805%	196,245	147,922
Citigroup Mortgage Loan Trust, Inc.(b)
CMO Series 2006-WFH3 Class M2
1-month Term SOFR + 0.564% Floor 0.450% 10/25/2036	4.889%	69,641	69,578
Residential Mortgage-Backed Securities - Non-Agency 12.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust(a),(c)
CMO Series 2022-5 Class A1
04/25/2067	4.550%	144,970	144,173
CMO Series 2024-7 Class B1
12/26/2069	7.162%	360,000	355,053
COLT Mortgage Loan Trust(a),(k)
CMO Series 2023-1 Class A1
04/25/2068	6.048%	300,124	300,116
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R01 Class 1M1
30-day Average SOFR + 1.000% 12/25/2041	5.322%	16,276	16,245
CMO Series 2022-R03 Class 1M1
30-day Average SOFR + 2.100% 03/25/2042	6.422%	13,108	13,322
CMO Series 2022-R04 Class 1M1
30-day Average SOFR + 2.000% 03/25/2042	6.322%	23,271	23,613
CMO Series 2022-R05 Class 2M2
30-day Average SOFR + 3.000% 04/25/2042	7.322%	645,000	662,041
CMO Series 2022-R06 Class 1M1
30-day Average SOFR + 2.750% 05/25/2042	7.072%	49,077	50,244
CMO Series 2022-R09 Class 2M1
30-day Average SOFR + 2.500% 09/25/2042	6.822%	90,624	92,230
CMO Series 2023-R01 Class 1M1
30-day Average SOFR + 2.400% 12/25/2042	6.722%	86,891	88,882
CMO Series 2023-R03 Class 2M2
30-day Average SOFR + 3.900% 04/25/2043	8.222%	285,000	302,626
CMO Series 2023-R06 Class 1M2
30-day Average SOFR + 2.700% 07/25/2043	7.022%	120,000	124,113
CMO Series 2024-R02 Class 1M1
30-day Average SOFR + 1.100% Floor 1.100% 02/25/2044	5.422%	282,902	282,618
CMO Series 2025-R02 Class 1M2
30-day Average SOFR + 1.600% Floor 1.600% 02/25/2045	5.922%	355,000	355,275
Countrywide Asset-Backed Certificates(b)
CMO Series 2007-13 Class 2A1
1-month Term SOFR + 1.014% Floor 0.900% 10/25/2047	5.339%	115,688	106,839

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 12.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-13 Class 2A2
1-month Term SOFR + 0.914% Floor 0.800% 10/25/2047	5.239%	304,295	282,427
Credit Suisse Mortgage Trust(a),(k)
CMO Series 2019-NQM1 Class A1
10/25/2059	2.656%	6,895	6,778
CSMC Trust(a),(c)
CMO Series 2021-RPL4 Class A1
12/27/2060	4.796%	1,062,070	1,064,746
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2004-10 Class MV4
1-month Term SOFR + 1.689% Floor 1.575% 12/25/2034	6.014%	712,973	648,593
Domino’s Pizza Master Issuer LLC(a)
CMO Series 2015-1A Class A2II
10/25/2045	4.474%	231,875	231,138
Fannie Mae Connecticut Avenue Securities(a),(b)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	10.522%	80,000	84,099
First Franklin Mortgage Loan Trust(b)
CMO Series 2006-FF9 Class 2A4
1-month Term SOFR + 0.614% Floor 0.500% 06/25/2036	4.939%	1,200,000	1,095,848
First NLC Trust(b)
CMO Series 2005-4 Class A4
1-month Term SOFR + 0.894% Floor 0.780%, Cap 14.000% 02/25/2036	5.219%	155,873	153,221
Flagstar Mortgage Trust(a),(c)
CMO Series 2021-5INV Class A5
07/25/2051	2.500%	966,991	856,860
Freddie Mac STACR Remic Trust(a),(b)
CMO Series 2025-HQA1 Class M1
30-day Average SOFR + 1.150% 02/25/2045	5.472%	306,800	307,018
CMO Series 2025-HQA1 Class M2
30-day Average SOFR + 1.650% 02/25/2045	5.972%	260,000	260,191
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2022-DNA3 Class M1A
30-day Average SOFR + 2.000% 04/25/2042	6.322%	77,350	78,342
CMO Series 2022-DNA4 Class M1A
30-day Average SOFR + 2.200% 05/25/2042	6.522%	236,879	240,701
Residential Mortgage-Backed Securities - Non-Agency 12.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-DNA4 Class M1B
30-day Average SOFR + 3.350% 05/25/2042	7.672%	285,000	296,154
CMO Series 2022-DNA7 Class M1A
30-day Average SOFR + 2.500% 03/25/2052	6.822%	62,407	63,213
CMO Series 2022-HQA1 Class M1B
30-day Average SOFR + 3.500% 03/25/2042	7.822%	280,000	290,918
CMO Series 2022-HQA3 Class M1B
30-day Average SOFR + 3.550% 08/25/2042	7.872%	130,000	136,197
CMO Series 2024-HQA1 Class M2
30-day Average SOFR + 2.000% 03/25/2044	6.322%	670,000	675,288
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	6.472%	182,944	184,585
Fremont Home Loan Trust(b)
CMO Series 2005-D Class M1
1-month Term SOFR + 0.729% Floor 0.615% 11/25/2035	5.054%	644,690	589,692
GCAT Trust(a),(c)
CMO Series 2019-RPL1 Class B2
10/25/2068	3.750%	700,000	590,209
GCAT Trust(a),(k)
CMO Series 2022-NQM4 Class A1
08/25/2067	5.269%	153,184	152,172
GE-WMC Asset-Backed Pass-Through Certificates(b)
CMO Series 2005-1 Class M1
1-month Term SOFR + 0.774% Floor 0.660% 10/25/2035	5.099%	139,098	136,791
GMACM Mortgage Loan Trust(c)
CMO Series 2006-AR1 Class 1A1
04/19/2036	3.939%	370,194	306,776
GS Mortgage-Backed Securities Corp. Trust(a),(c)
CMO Series 2021-PJ4 Class A4
09/25/2051	2.500%	585,525	463,754
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2020-RPL1 Class M2
07/25/2059	3.784%	800,000	685,717
GSAMP Trust(b)
CMO Series 2005-WMC3 Class A2C
1-month Term SOFR + 0.774% Floor 0.660% 12/25/2035	5.099%	463,530	455,671
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 12.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-FM2 Class A1
1-month Term SOFR + 0.254% Floor 0.140% 01/25/2037	4.579%	699,827	422,961
HarborView Mortgage Loan Trust(b)
CMO Series 2007-6 Class 1A1A
1-month Term SOFR + 0.314% Floor 0.200%, Cap 10.500% 08/19/2037	4.641%	414,519	348,425
Home Equity Asset Trust(b)
Series 2005-2 Class M6
1-month Term SOFR + 1.314% Floor 1.200% 07/25/2035	5.639%	531,233	525,827
HomeBanc Mortgage Trust(b)
CMO Series 2005-3 Class M4
1-month Term SOFR + 1.119% Floor 1.005%, Cap 11.500% 07/25/2035	5.109%	620,000	622,046
HSI Asset Securitization Corp. Trust(b)
CMO Series 2005-I1 Class 2A4
1-month Term SOFR + 0.894% Floor 0.780% 11/25/2035	5.219%	381,247	352,571
CMO Series 2006-HE2 Class 1A
1-month Term SOFR + 0.374% Floor 0.260% 12/25/2036	4.699%	1,106,348	411,475
Impac CMB Trust(b)
CMO Series 2004-8 Class 2A1 (FGIC)
1-month Term SOFR + 0.814% Floor 0.700%, Cap 11.000% 10/25/2034	5.139%	21,971	21,920
Impac Secured Assets Trust(b)
CMO Series 2006-5 Class 1A1C
1-month Term SOFR + 0.654% Floor 0.540%, Cap 11.500% 02/25/2037	4.979%	445,933	407,219
IndyMac INDX Mortgage Loan Trust(b)
CMO Series 2006-AR2 Class 1A1A
1-month Term SOFR + 0.554% Floor 0.440% 04/25/2046	4.879%	610,559	549,328
CMO Series 2006-AR2 Class 1A1B
1-month Term SOFR + 0.534% Floor 0.420% 04/25/2046	4.859%	562,840	506,244
Residential Mortgage-Backed Securities - Non-Agency 12.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Alternative Loan Trust(b)
CMO Series 2006-A1 Class 1A1
1-month Term SOFR + 0.574% Floor 0.460%, Cap 11.500% 03/25/2036	4.899%	200,755	187,137
CMO Series 2007-S1 Class A2
1-month Term SOFR + 0.794% Floor 0.680%, Cap 11.500% 04/25/2047	5.119%	119,596	115,066
JPMorgan Mortgage Acquisition Corp.(b)
CMO Series 2005-OPT2 Class M5
1-month Term SOFR + 1.089% Floor 0.975% 12/25/2035	5.414%	900,000	843,909
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month Term SOFR + 0.699% Floor 0.585% 05/25/2035	5.024%	90,534	89,715
CMO Series 2007-HE1 Class AV4
1-month Term SOFR + 0.394% Floor 0.280% 03/25/2047	4.719%	1,055,392	1,004,421
Series 2007-CH5 Class M1
1-month Term SOFR + 0.384% Floor 0.270% 06/25/2037	4.709%	321,544	311,619
JPMorgan Mortgage Trust Series(a),(c)
CMO Series 2025-CES1 Class A3
05/25/2055	6.067%	530,000	533,852
Legacy Mortgage Asset Trust(a),(k)
CMO Series 2021-GS5 Class A1
07/25/2067	2.250%	792,948	790,834
Lehman Mortgage Trust
CMO Series 2006-1 Class 1A5
02/25/2036	5.500%	499,495	229,897
Lehman XS Trust(b)
CMO Series 2006-15 Class A4
1-month Term SOFR + 0.454% Floor 0.340% 10/25/2036	4.779%	601,888	538,985
CMO Series 2006-2N Class 2A1
1-year MTA + 1.010% Floor 1.010% 02/25/2036	6.418%	398,462	353,654
CMO Series 2007-16N Class 2A2
1-month Term SOFR + 1.814% Floor 1.700% 09/25/2047	6.139%	435,433	390,647

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 12.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2006-19 Class A3
1-month Term SOFR + 0.614% Floor 0.500% 12/25/2036	4.939%	553,206	512,002
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 2A3
1-month Term SOFR + 0.434% Floor 0.320% 11/25/2036	4.759%	1,737,017	515,193
CMO Series 2006-4 Class 1A
1-month Term SOFR + 0.414% Floor 0.300% 05/25/2036	4.739%	916,266	478,928
Mastr Asset Backed Securities Trust(b)
CMO Series 2005-WF1 Class M6
1-month Term SOFR + 1.104% Floor 0.990% 06/25/2035	5.429%	672,400	668,789
MFA Trust(a),(c)
Subordinated CMO Series 2023-INV2 Class B1
10/25/2058	7.965%	650,000	648,973
Mill City Mortgage Loan Trust(a),(c)
CMO Series 2019-GS1 Class B2
07/25/2059	0.000%	800,000	637,421
Morgan Stanley ABS Capital I, Inc. Trust(b)
CMO Series 2005-WMC1 Class M3
1-month Term SOFR + 0.894% Floor 0.780% 01/25/2035	5.219%	163,128	163,683
CMO Series 2007-HE2 Class A2B
1-month Term SOFR + 0.204% Floor 0.090% 01/25/2037	4.619%	1,112,587	506,422
CMO Series 2007-NC3 Class A2D
1-month Term SOFR + 0.374% Floor 0.260% 05/25/2037	4.699%	584,378	446,906
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-5AR Class 1M6
1-month Term SOFR + 1.239% Floor 1.125% 09/25/2035	5.564%	500,000	503,567
NMLT Trust(a),(c)
CMO Series 2021-INV1 Class A1
05/25/2056	1.185%	810,059	700,025
OBX Trust(a),(c)
CMO Series 2021-NQM2 Class A1
05/25/2061	1.101%	992,122	804,170
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%	1,076,364	870,401
Residential Mortgage-Backed Securities - Non-Agency 12.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Option One Mortgage Loan Trust(b)
CMO Series 2007-5 Class 2A2
1-month Term SOFR + 0.284% Floor 0.170% 05/25/2037	4.609%	780,171	414,600
CMO Series 2007-5 Class 2A3
1-month Term SOFR + 0.344% Floor 0.230% 05/25/2037	4.669%	1,420,374	715,322
Series 2006-3 Class 1A1
1-month Term SOFR + 0.254% Floor 0.140% 02/25/2037	4.719%	834,692	523,555
Pretium Mortgage Credit Partners LLC(a),(k)
CMO Series 2022-RN2 Class A2
06/25/2052	6.500%	720,000	717,224
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A1
11/25/2056	2.071%	935,231	813,368
PRPM LLC(a),(c)
CMO Series 2024-RPL1 Class A3
12/25/2064	4.002%	700,000	665,402
RALI Series Trust(b)
CMO Series 2006-QA6 Class A3
1-month Term SOFR + 0.494% Floor 0.380% 07/25/2036	4.819%	248,413	226,245
CMO Series 2007-QH6 Class A1
1-month Term SOFR + 0.494% Floor 0.380% 07/25/2037	4.819%	240,867	223,173
RALI Trust(b)
CMO Series 2006-QO10 Class A1
1-month Term SOFR + 0.434% Floor 0.320% 01/25/2037	4.759%	505,225	450,010
Series 2007-QO1 Class A1
1-month Term SOFR + 0.414% Floor 0.300% 02/25/2047	4.739%	758,199	678,055
RAMP Trust(b)
CMO Series 2006-RZ2 Class M1
1-month Term SOFR + 0.609% Floor 0.495%, Cap 14.000% 05/25/2036	4.934%	335,943	332,699
RASC Trust(b)
Series 2007-KS1 Class A4
1-month Term SOFR + 0.554% Floor 0.440%, Cap 14.000% 01/25/2037	4.879%	967,907	938,515
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 12.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RCKT Mortgage Trust(a)
CMO Series 2024-CES3 Class A2
05/25/2044	6.682%	570,000	574,983
RCKT Mortgage Trust(a),(k)
CMO Series 2024-CES8 Class A2
11/25/2044	5.659%	670,000	666,930
RFMSI Trust
CMO Series 2006-S10 Class 1A1
10/25/2036	6.000%	457,882	368,258
Saxon Asset Securities Trust(b)
Series 2007-2 Class A2D
1-month Term SOFR + 0.414% Floor 0.300% 05/25/2047	4.739%	517,706	373,631
SG Residential Mortgage Trust(a),(c)
CMO Series 2021-2 Class A1
12/25/2061	1.737%	768,291	655,053
Soundview Home Loan Trust(b)
CMO Series 2006-OPT5 Class 1A1
1-month Term SOFR + 0.394% Floor 0.280% 07/25/2036	4.719%	169,368	164,328
Structured Adjustable Rate Mortgage Loan Trust(b)
Series 2007-4 Class 1A2
1-month Term SOFR + 0.554% Floor 0.440% 05/25/2037	4.879%	673,653	610,774
Structured Asset Investment Loan Trust(b)
CMO Series 2004-6 Class A3
1-month Term SOFR + 0.914% Floor 0.800% 07/25/2034	5.239%	241,908	249,496
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2006-AR7 Class A1A
1-month Term SOFR + 0.534% Floor 0.420%, Cap 10.500% 08/25/2036	4.859%	606,206	491,994
CMO Series 2006-AR8 Class A1A
1-month Term SOFR + 0.514% Floor 0.400%, Cap 10.500% 10/25/2036	4.839%	248,836	221,230
Structured Asset Securities Corp Mortgage Loan Trust(b)
CMO Series 2005-2XS Class M1
1-month Term SOFR + 0.819% Floor 0.705%, Cap 11.000% 02/25/2035	5.144%	756,186	722,476
Thornburg Mortgage Securities Trust(b)
CMO Series 2004-3 Class A
1-month Term SOFR + 0.854% Floor 0.740%, Cap 11.000% 09/25/2034	5.179%	254,968	238,194
Residential Mortgage-Backed Securities - Non-Agency 12.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Towd Point Mortgage Trust(a),(c)
CMO Series 2017-4 Class A2
06/25/2057	3.000%	900,000	842,594
CMO Series 2019-2 Class M1
12/25/2058	3.750%	275,000	233,911
CMO Series 2024-CES6 Class M1
11/25/2064	6.102%	620,000	628,916
Series 2018-2 Class M1
03/25/2058	3.500%	900,000	845,603
Subordinated CMO Series 2017-2 Class B1
04/25/2057	4.180%	760,000	719,825
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY3 Class M1
1-month Term SOFR + 1.614% Floor 1.500% 10/25/2059	5.939%	650,000	663,186
Verus Securitization Trust(a),(k)
CMO Series 2022-1 Class A1
01/25/2067	2.724%	131,612	121,570
CMO Series 2022-8 Class A3
09/25/2067	6.127%	77,488	77,409
CMO Series 2022-INV1 Class A1
08/25/2067	5.041%	307,908	305,160
CMO Series 2023-4 Class A1
05/25/2068	5.811%	592,821	591,962
CMO Series 2024-1 Class A1
01/25/2069	5.712%	66,761	66,757
Verus Securitization Trust(a),(c)
Subordinated CMO Series 2023-2 Class B1
03/25/2068	7.488%	550,000	547,731
Subordinated CMO Series 2024-2 Class B1
02/25/2069	7.864%	472,000	472,068
WaMu Asset-Backed Certificates Trust(b)
CMO Series 2007-HE1 Class 2A4
1-month Term SOFR + 0.574% Floor 0.460% 01/25/2037	4.899%	1,022,868	460,069
WaMu Mortgage Pass-Through Certificates(b)
CMO Series 2005-AR8 Class 2AC2
1-month Term SOFR + 1.034% Floor 0.920%, Cap 10.500% 07/25/2045	5.359%	283,593	271,880
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR15 Class A1A1
1-month Term SOFR + 0.634% Floor 0.520%, Cap 10.500% 11/25/2045	4.959%	869,484	830,850

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 12.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-OA4 Class 1A
1-year MTA + 0.770% Floor 0.770% 05/25/2047	5.168%	490,036	424,856
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust(b)
CMO Series 2006-AR2 Class A1A
1-year MTA + 0.940% Floor 0.940% 04/25/2046	5.338%	191,024	169,166
Wells Fargo Home Equity Asset-Backed Securities Trust(b)
CMO Series 2007-1 Class A3
1-month Term SOFR + 0.754% Floor 0.640% 03/25/2037	5.079%	900,000	838,391
Wells Fargo Mortgage Backed Securities Trust
CMO Series 2007-7 Class A39
06/25/2037	6.000%	655,669	604,844
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $60,077,994)			59,069,280

Rights 0.1%
Issuer	Shares	Value ($)
Health Care 0.1%
Biotechnology 0.1%
Albireo Pharma, Inc., CVR(h),(i),(o),(p)	37,853	100,799
Concert Pharmaceuticals, Inc., CVR(h),(i),(o),(p)	173,147	79,284
Total		180,083
Health Care Equipment & Supplies 0.0%
Abiomed, Inc., CVR(h),(i),(o),(p)	15,541	24,866
Pharmaceuticals 0.0%
Cincor Pharma, Inc.(h),(i),(o),(p)	44,405	168,690
Total Health Care		373,639
Materials 0.0%
Paper & Forest Products 0.0%
Resolute Forest Products, Inc.(h),(i),(o),(p)	76,222	114,333
Total Materials		114,333
Total Rights (Cost $381,037)		487,972

Senior Loans 3.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Dynasty Acquisition Co., Inc.(b),(q)
Tranche B1 Term Loan
1-month Term SOFR + 2.000% 10/31/2031	6.327%	147,417	147,304
Tranche B2 Term Loan
1-month Term SOFR + 2.000% 10/31/2031	6.327%	56,073	56,029
TransDigm, Inc.(b),(q)
Tranche J Term Loan
3-month Term SOFR + 2.500% 02/28/2031	6.799%	148,875	148,826
Tranche K Term Loan
3-month Term SOFR + 2.750% 03/22/2030	7.049%	54,450	54,575
Tranche L Term Loan
3-month Term SOFR + 2.500% 01/19/2032	6.799%	149,250	149,150
Total			555,884
Airlines 0.3%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(q)
Term Loan
3-month Term SOFR + 2.250% 04/20/2028	6.522%	133,250	131,718
American Airlines, Inc.(b),(n),(q)
Tranche B Term Loan
3-month Term SOFR + 3.250% 05/28/2032	7.580%	355,000	356,257
AS Mileage Plan IP Ltd.(b),(q)
Term Loan
3-month Term SOFR + 2.000% 10/15/2031	6.269%	248,750	249,061
JetBlue Airways Corp.(b),(q)
Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 08/27/2029	9.055%	432,825	420,381
United AirLines, Inc.(b),(q)
Tranche B Term Loan
3-month Term SOFR + 2.000% 02/22/2031	6.275%	402,592	403,296
Total			1,560,713
Automotive 0.1%
Clarios Global LP(b),(n),(q)
1st Lien Term Loan
1-month Term SOFR + 2.750% 01/28/2032	7.077%	640,000	637,798
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.2%
Quikrete Holdings, Inc.(b),(n),(q)
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 2.250% 02/10/2032	6.577%	895,000	890,525
Construction Machinery 0.0%
United Rentals (North America), Inc.(b),(q)
Term Loan
1-month Term SOFR + 1.750% 02/14/2031	6.077%	198,000	199,610
Electric 0.2%
Long Ridge Energy LLC(b),(q)
Tranche B Term Loan
1-month Term SOFR + 4.500% 02/19/2032	8.827%	410,000	397,188
NRG Energy, Inc.(b),(q)
Term Loan
3-month Term SOFR + 1.750% 04/16/2031	6.030%	492,513	492,463
Total			889,651
Environmental 0.1%
Clean Harbors, Inc.(b),(n),(q)
Term Loan
1-month Term SOFR + 1.750% 10/08/2028	6.077%	313,149	315,576
Food and Beverage 0.1%
Aramark Intermediate HoldCo Corp.(b),(q)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% 04/06/2028	6.327%	64,000	64,080
Tranche B8 Term Loan
1-month Term SOFR + 2.000% 06/22/2030	6.327%	274,666	274,724
Total			338,804
Health Care 0.2%
Medline Borrower LP(b),(q)
Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 10/23/2028	6.577%	761,623	760,740
Independent Energy 0.1%
Hilcorp Energy I LP(b),(n),(q)
Term Loan
1-month Term SOFR + 2.000% 02/11/2030	6.333%	445,000	443,701
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.2%
Carnival Corp.(b),(q)
Term Loan
1-month Term SOFR + 2.000% 08/08/2027	6.325%	113,445	113,338
1-month Term SOFR + 2.000% 10/18/2028	6.325%	226,000	225,661
Formula 1 DELTA 2 SARL(b),(n),(q)
Tranche B2 Term Loan
3-month Term SOFR + 2.000% Floor 0.500% 09/30/2031	7.201%	89,000	88,956
Formula One Management Ltd.(b),(q)
Tranche B Term Loan
3-month Term SOFR + 2.000% Floor 0.500% 09/30/2031	6.299%	179,000	178,910
UFC Holdings LLC(b),(q)
Tranche B4 1st Lien Term Loan
3-month Term SOFR + 2.250% 11/21/2031	6.571%	416,955	417,839
Total			1,024,704
Lodging 0.2%
Hilton Domestic Operating Co., Inc.(b),(q)
Tranche B4 Term Loan
1-month Term SOFR + 1.750% 11/08/2030	6.075%	360,000	361,073
Travel + Leisure Co.(b),(q)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 12/14/2029	6.827%	592,762	590,172
Total			951,245
Other Financial Institutions 0.1%
Opal Bidco SAS(b),(n),(q)
Tranche B2 Term Loan
3-month Term SOFR + 3.250% 04/28/2032	7.435%	760,000	760,380
Other Industry 0.2%
AECOM(b),(q)
Tranche B Term Loan
1-month Term SOFR + 1.750% 04/18/2031	6.077%	441,648	444,271

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Gloves Buyer, Inc.(b),(n),(q)
Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 05/21/2032	8.326%	485,000	468,995
Total			913,266
Packaging 0.1%
Clydesdale Acquisition Holdings, Inc.(b),(n),(q),(r)
Delayed Draw Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.250% 04/01/2032	0.224%	7,360	7,299
Clydesdale Acquisition Holdings, Inc.(b),(q)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.250% 04/01/2032	7.548%	420,995	417,509
Total			424,808
Pharmaceuticals 0.1%
1261229 BC Ltd.(b),(q)
Tranche B Term Loan
1-month Term SOFR + 6.250% 10/08/2030	10.587%	390,000	369,580
Organon & Co.(b),(q)
Term Loan
1-month Term SOFR + 2.250% 05/19/2031	6.573%	145,000	141,012
Total			510,592
Restaurants 0.2%
1011778 BC ULC(b),(q)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% 09/20/2030	6.077%	789,037	785,487
KFC Holding Co./Yum! Brands(b),(q)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/15/2028	6.191%	328,364	330,416
Total			1,115,903
Retailers 0.2%
Great Outdoors Group LLC(b),(q)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	7.577%	942,638	933,682
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.4%
CACI International, Inc.(b),(n),(q)
Tranche B Term Loan
1-month Term SOFR + 1.750% 10/30/2031	6.074%	613,650	614,036
Clearwater Analytics LLC(b),(q)
Term Loan
3-month Term SOFR + 2.250% 04/21/2032	6.519%	430,000	430,000
Cloud Software Group, Inc.(b),(q)
Term Loan
3-month Term SOFR + 3.750% 03/21/2031	8.049%	512,425	510,903
Kaseya, Inc.(b),(q)
1st Lien Term Loan
1-month Term SOFR + 3.250% 03/20/2032	7.577%	385,000	384,727
Total			1,939,666
Total Senior Loans (Cost $15,263,890)			15,167,248

U.S. Treasury Obligations 1.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
01/31/2027	1.500%	222,000	213,233
05/31/2027	2.625%	125,000	121,929
05/15/2032	2.875%	385,000	355,102
08/15/2032	2.750%	1,335,000	1,216,310
02/15/2033	3.500%	1,320,000	1,257,300
02/15/2042	2.375%	175,000	124,633
11/15/2042	2.750%	590,000	439,826
02/15/2049	3.000%	2,760,000	1,987,200
02/15/2050	2.000%	620,000	354,950
08/15/2052	3.000%	95,000	66,990
02/15/2053	3.625%	500,000	399,219
05/15/2055	4.750%	59,000	57,497
U.S. Treasury(g)
05/31/2030	4.000%	1,050,000	1,052,215
Total U.S. Treasury Obligations (Cost $8,238,194)			7,646,404
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)

Money Market Funds 28.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.495%(s),(t)	136,140,694	136,099,851
Total Money Market Funds (Cost $136,108,698)		136,099,851
Total Investments in Securities (Cost: $492,303,291)		489,503,978
Other Assets & Liabilities, Net		(8,311,222)
Net Assets		481,192,756
At May 31, 2025, securities and/or cash totaling $13,090,923 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
486,452 AUD	302,792 USD	ANZ Securities	06/18/2025	—	(10,844)
731,275 EUR	819,774 USD	ANZ Securities	06/18/2025	—	(11,353)
147,000 NZD	86,410 USD	ANZ Securities	06/18/2025	—	(1,478)
673,125 EUR	8,075,615 NOK	Barclays	06/18/2025	26,104	—
6,770,896 EUR	7,473,071 USD	Barclays	06/18/2025	—	(222,357)
51,919,148 JPY	356,480 USD	Barclays	06/18/2025	—	(4,946)
10,571,475 MXN	512,080 USD	Barclays	06/18/2025	—	(31,916)
818,412 USD	718,307 EUR	Barclays	06/18/2025	—	(2,025)
1,055,534 USD	810,465 GBP	Barclays	06/18/2025	36,523	—
501,969 USD	10,571,475 MXN	Barclays	06/18/2025	42,026	—
729,584 USD	7,593,141 NOK	Barclays	06/18/2025	14,290	—
846,099 USD	1,096,797 SGD	Barclays	06/18/2025	5,099	—
676,875 EUR	7,858,145 NOK	Barclays	06/23/2025	286	—
676,875 EUR	7,852,086 NOK	Barclays	06/23/2025	—	(308)
1,365,000 EUR	1,550,221 USD	Barclays	06/23/2025	—	(1,661)
198,689,331 JPY	1,373,056 USD	Barclays	06/23/2025	—	(10,869)
1,526,329 USD	1,365,000 EUR	Barclays	06/23/2025	25,553	—
3,425,000 USD	493,531,754 JPY	Barclays	06/23/2025	12,581	—
1,390,000 USD	199,040,126 JPY	Barclays	06/23/2025	—	(3,632)
695,625 USD	99,784,345 JPY	BNY Capital Markets	06/23/2025	—	(600)
877,530 EUR	984,201 USD	Citi	06/18/2025	—	(13,152)
64,394,708 JPY	453,420 USD	Citi	06/18/2025	5,147	—
42,368,895 MXN	2,057,391 USD	Citi	06/18/2025	—	(122,860)
5,487,088 NOK	470,119 EUR	Citi	06/18/2025	—	(3,240)
1,093,702 NZD	639,936 USD	Citi	06/18/2025	—	(13,966)
12,044,065 SGD	9,095,764 USD	Citi	06/18/2025	—	(251,344)
863,986 USD	1,336,924 AUD	Citi	06/18/2025	—	(2,017)
1,885,300 USD	1,683,902 EUR	Citi	06/18/2025	28,531	—
820,035 USD	718,307 EUR	Citi	06/18/2025	—	(3,648)
767,451 USD	570,382 GBP	Citi	06/18/2025	1,108	—
257,843 USD	5,030,000 MXN	Citi	06/18/2025	995	—
437,751 USD	4,542,576 NOK	Citi	06/18/2025	7,270	—
1,723,463 USD	2,270,414 SGD	Citi	06/18/2025	38,550	—
2,618,750 CAD	36,540,492 MXN	Citi	06/23/2025	—	(31,003)
1,548,152 USD	1,365,000 EUR	Citi	06/23/2025	3,731	—
2,060,000 USD	297,770,477 JPY	Citi	06/23/2025	14,051	—
2,085,000 USD	297,235,098 JPY	Citi	06/23/2025	—	(14,678)
250,000 GBP	321,688 USD	Citi	07/11/2025	—	(15,208)
10,571,475 MXN	537,155 USD	Goldman Sachs	06/18/2025	—	(6,840)

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
4,466,829 NOK	438,767 USD	Goldman Sachs	06/18/2025	1,167	—
3,599,564 USD	3,226,383 EUR	Goldman Sachs	06/18/2025	67,366	—
513,403 USD	10,571,475 MXN	Goldman Sachs	06/18/2025	30,593	—
729,584 USD	7,573,713 NOK	Goldman Sachs	06/18/2025	12,387	—
9,109,322 MXN	654,688 CAD	Goldman Sachs	06/23/2025	9,078	—
695,000 USD	100,662,549 JPY	Goldman Sachs	06/23/2025	6,142	—
255,124 EUR	290,833 USD	Goldman Sachs	07/11/2025	428	—
5,689,572 EUR	6,222,254 USD	Goldman Sachs	07/11/2025	—	(254,117)
108,000 GBP	139,950 USD	Goldman Sachs	07/11/2025	—	(5,590)
435,597 USD	389,176 EUR	Goldman Sachs	07/11/2025	7,397	—
1,461,485 USD	1,282,930 EUR	Goldman Sachs	07/11/2025	—	(1,141)
365,576 AUD	226,974 USD	HSBC	06/18/2025	—	(8,728)
748,276 EUR	8,829,060 NOK	HSBC	06/18/2025	14,503	—
29,353,799 JPY	206,755 USD	HSBC	06/18/2025	2,414	—
2,661,724 NZD	1,521,860 USD	HSBC	06/18/2025	—	(69,531)
1,165,346 SGD	880,737 USD	HSBC	06/18/2025	—	(23,661)
2,243,280 USD	1,964,729 EUR	HSBC	06/18/2025	—	(10,277)
273,115 USD	39,113,690 JPY	HSBC	06/18/2025	—	(832)
511,329 USD	10,571,475 MXN	HSBC	06/18/2025	32,666	—
2,154,794 USD	2,802,070 SGD	HSBC	06/18/2025	19,825	—
1,692,198 USD	2,179,229 SGD	HSBC	06/18/2025	—	(951)
198,345,381 JPY	1,373,056 USD	HSBC	06/23/2025	—	(8,473)
15,655,678 NOK	1,353,750 EUR	HSBC	06/23/2025	5,366	—
695,625 USD	99,471,147 JPY	HSBC	06/23/2025	—	(2,782)
17,111,860 INR	200,000 USD	JPMorgan	06/02/2025	37	—
200,000 USD	17,093,845 INR	JPMorgan	06/02/2025	—	(247)
568,775 BRL	100,000 USD	JPMorgan	06/03/2025	555	—
100,000 USD	563,011 BRL	JPMorgan	06/03/2025	—	(1,563)
191,994,000 CLP	200,000 USD	JPMorgan	06/05/2025	—	(2,919)
33,672,000 INR	400,000 USD	JPMorgan	06/05/2025	6,557	—
200,000 USD	188,833,208 CLP	JPMorgan	06/05/2025	—	(421)
399,999 USD	33,942,992 INR	JPMorgan	06/05/2025	—	(3,390)
93,924,000 CLP	100,000 USD	JPMorgan	06/06/2025	731	—
424,513,000 COP	100,000 USD	JPMorgan	06/06/2025	—	(2,134)
8,516,160 INR	100,000 USD	JPMorgan	06/06/2025	497	—
24,059,920 TWD	800,000 USD	JPMorgan	06/06/2025	—	(3,643)
100,000 USD	93,901,261 CLP	JPMorgan	06/06/2025	—	(755)
100,000 USD	416,289,235 COP	JPMorgan	06/06/2025	156	—
100,000 USD	8,424,748 INR	JPMorgan	06/06/2025	—	(1,565)
799,998 USD	24,810,516 TWD	JPMorgan	06/06/2025	28,716	—
51,091,800 INR	600,000 USD	JPMorgan	06/09/2025	3,126	—
836,340,669 KRW	600,001 USD	JPMorgan	06/09/2025	—	(6,271)
599,999 USD	50,699,475 INR	JPMorgan	06/09/2025	—	(7,708)
599,999 USD	835,232,819 KRW	JPMorgan	06/09/2025	5,471	—
416,663,000 COP	100,000 USD	JPMorgan	06/13/2025	—	(164)
17,045,080 INR	200,000 USD	JPMorgan	06/13/2025	910	—
100,000 USD	426,430,084 COP	JPMorgan	06/13/2025	2,512	—
200,000 USD	17,040,825 INR	JPMorgan	06/13/2025	—	(959)
426,388,000 INR	5,000,000 USD	JPMorgan	06/16/2025	20,400	—
1,122,848,550 KRW	800,002 USD	JPMorgan	06/16/2025	—	(14,115)
2,659,846,328 KRW	1,900,000 USD	JPMorgan	06/16/2025	—	(28,511)
200,000 USD	17,084,437 INR	JPMorgan	06/16/2025	—	(478)
2,699,995 USD	3,736,501,922 KRW	JPMorgan	06/16/2025	9,140	—
6,377,536 EUR	7,037,788 USD	JPMorgan	06/18/2025	—	(210,568)
1,424,794 GBP	1,844,067 USD	JPMorgan	06/18/2025	—	(75,764)
55,158,306 JPY	379,531 USD	JPMorgan	06/18/2025	—	(4,444)
7,642,607 NOK	642,217 EUR	JPMorgan	06/18/2025	—	(18,812)
108,088 USD	170,000 AUD	JPMorgan	06/18/2025	1,517	—
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
9,243 USD	8,190 EUR	JPMorgan	06/18/2025	65	—
45,506 USD	40,000 EUR	JPMorgan	06/18/2025	—	(44)
86,936 USD	65,288 GBP	JPMorgan	06/18/2025	1,036	—
478,279 USD	70,171,966 JPY	JPMorgan	06/18/2025	10,211	—
1,292,649 USD	184,868,700 JPY	JPMorgan	06/18/2025	—	(5,718)
354,604 USD	3,706,000 NOK	JPMorgan	06/18/2025	8,460	—
71,003 USD	120,000 NZD	JPMorgan	06/18/2025	742	—
828,299 USD	1,084,296 SGD	JPMorgan	06/18/2025	13,197	—
17,114,620 INR	200,000 USD	JPMorgan	06/20/2025	163	—
299,999 USD	25,733,103 INR	JPMorgan	06/20/2025	470	—
200,000 USD	278,578,753 KRW	JPMorgan	06/20/2025	2,004	—
282,739,520 CLP	300,000 USD	JPMorgan	06/23/2025	1,169	—
3,960,000 EUR	4,442,252 USD	JPMorgan	06/23/2025	—	(59,912)
15,612,038 NOK	1,353,750 EUR	JPMorgan	06/23/2025	9,642	—
299,999 USD	281,123,203 CLP	JPMorgan	06/23/2025	—	(2,877)
399,999 USD	34,306,306 INR	JPMorgan	06/23/2025	518	—
695,000 USD	99,917,141 JPY	JPMorgan	06/23/2025	950	—
2,898,459,779 KRW	2,100,005 USD	JPMorgan	06/27/2025	—	(2,126)
299,999 USD	25,795,716 INR	JPMorgan	06/27/2025	1,103	—
200,000 USD	17,111,696 INR	JPMorgan	06/30/2025	—	(290)
94,022,094 CLP	100,000 USD	JPMorgan	07/03/2025	627	—
100,000 USD	412,894,017 COP	JPMorgan	07/07/2025	—	(1,016)
5,400,000 AUD	4,798,910 CAD	JPMorgan	07/11/2025	20,854	—
3,947,202 AUD	2,250,000 EUR	JPMorgan	07/11/2025	15,308	—
3,657,922 AUD	1,750,000 GBP	JPMorgan	07/11/2025	—	(988)
4,000,000 AUD	372,620,400 JPY	JPMorgan	07/11/2025	20,945	—
11,000,000 AUD	11,871,354 NZD	JPMorgan	07/11/2025	8,660	—
2,700,000 AUD	1,739,219 USD	JPMorgan	07/11/2025	—	(2,209)
5,067,331 CAD	3,250,000 EUR	JPMorgan	07/11/2025	—	(250)
1,200,000 CAD	125,773,284 JPY	JPMorgan	07/11/2025	1,754	—
3,600,000 CAD	2,611,001 USD	JPMorgan	07/11/2025	—	(17,379)
3,250,000 EUR	3,039,985 CHF	JPMorgan	07/11/2025	12,075	—
3,200,000 EUR	2,686,117 GBP	JPMorgan	07/11/2025	—	(22,750)
1,125,000 EUR	13,010,858 NOK	JPMorgan	07/11/2025	—	(5,980)
200,000 EUR	850,182 PLN	JPMorgan	07/11/2025	—	(723)
2,875,000 EUR	31,328,898 SEK	JPMorgan	07/11/2025	2,982	—
875,000 GBP	972,822 CHF	JPMorgan	07/11/2025	8,579	—
243,654,110 HUF	600,000 EUR	JPMorgan	07/11/2025	—	(626)
348,839,400 JPY	2,000,000 CHF	JPMorgan	07/11/2025	6,945	—
147,121,794 JPY	900,000 EUR	JPMorgan	07/11/2025	—	(2,430)
243,336,125 JPY	1,250,000 GBP	JPMorgan	07/11/2025	—	(13,971)
17,103,400 JPY	200,000 NZD	JPMorgan	07/11/2025	293	—
31,000,000 MXN	1,593,864 USD	JPMorgan	07/11/2025	3,253	—
14,417,419 NOK	1,250,000 EUR	JPMorgan	07/11/2025	10,474	—
36,500,000 NOK	34,484,397 SEK	JPMorgan	07/11/2025	29,800	—
3,600,000 NZD	310,817,700 JPY	JPMorgan	07/11/2025	15,361	—
3,100,000 NZD	1,850,371 USD	JPMorgan	07/11/2025	—	(4,551)
89,834,048 TRY	2,200,000 USD	JPMorgan	07/11/2025	1,421	—
1,671,034 USD	1,375,000 CHF	JPMorgan	07/11/2025	7,700	—
300,000 USD	2,150,691 CNH	JPMorgan	07/11/2025	—	(605)
100,000 USD	2,211,642 CZK	JPMorgan	07/11/2025	882	—
2,400,312 USD	2,125,000 EUR	JPMorgan	07/11/2025	18,550	—
4,376,445 USD	3,250,000 GBP	JPMorgan	07/11/2025	3,208	—
252,769 USD	187,500 GBP	JPMorgan	07/11/2025	—	(97)
1,900,000 USD	683,120,680 HUF	JPMorgan	07/11/2025	16,572	—
1,400,000 USD	4,920,390 ILS	JPMorgan	07/11/2025	1,053	—
1,468,747 USD	212,500,000 JPY	JPMorgan	07/11/2025	14,473	—
51,587 USD	1,000,000 MXN	JPMorgan	07/11/2025	—	(277)

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,700,000 USD	27,396,784 NOK	JPMorgan	07/11/2025	—	(16,106)
3,300,000 USD	12,422,391 PLN	JPMorgan	07/11/2025	15,842	—
1,900,000 USD	18,209,324 SEK	JPMorgan	07/11/2025	3,857	—
3,500,000 USD	4,518,643 SGD	JPMorgan	07/11/2025	11,996	—
2,000,000 USD	36,009,404 ZAR	JPMorgan	07/11/2025	—	(3,198)
4,271,149 AUD	2,688,799 USD	Morgan Stanley	06/18/2025	—	(64,982)
4,464,483 CAD	3,098,452 USD	Morgan Stanley	06/18/2025	—	(157,160)
748,276 EUR	8,778,807 NOK	Morgan Stanley	06/18/2025	9,580	—
2,264,153 EUR	2,569,306 USD	Morgan Stanley	06/18/2025	—	(4,005)
294,864 GBP	380,905 USD	Morgan Stanley	06/18/2025	—	(16,407)
300,715 NOK	29,565 USD	Morgan Stanley	06/18/2025	105	—
3,010,703 USD	2,678,721 EUR	Morgan Stanley	06/18/2025	33,783	—
896,763 USD	787,295 EUR	Morgan Stanley	06/18/2025	—	(1,966)
532,926 USD	399,787 GBP	Morgan Stanley	06/18/2025	5,765	—
86,098 USD	145,000 NZD	Morgan Stanley	06/18/2025	595	—
848,201 USD	1,415,498 NZD	Morgan Stanley	06/18/2025	—	(1,902)
291,402 USD	383,000 SGD	Morgan Stanley	06/18/2025	5,835	—
545,597,441 JPY	3,837,350 USD	Morgan Stanley	06/23/2025	37,118	—
99,445,573 JPY	682,500 USD	Morgan Stanley	06/23/2025	—	(10,165)
1,375,000 USD	200,668,063 JPY	Morgan Stanley	06/23/2025	22,707	—
208,387,925 JPY	1,427,667 USD	Royal Bank of Canada	06/18/2025	—	(22,990)
18,176,552 NOK	1,703,860 USD	Royal Bank of Canada	06/18/2025	—	(76,835)
730,835 USD	1,136,127 AUD	Royal Bank of Canada	06/18/2025	1,671	—
1,781,084 USD	2,450,038 CAD	Royal Bank of Canada	06/18/2025	5,545	—
819,177 USD	718,307 EUR	Royal Bank of Canada	06/18/2025	—	(2,789)
463,116 USD	66,883,855 JPY	Royal Bank of Canada	06/18/2025	2,485	—
99,556,909 JPY	682,500 USD	Royal Bank of Canada	06/23/2025	—	(10,941)
1,391,250 USD	199,961,927 JPY	Royal Bank of Canada	06/23/2025	1,538	—
10,571,475 MXN	526,809 USD	Standard Chartered	06/18/2025	—	(17,186)
6,093,114 NOK	510,854 EUR	Standard Chartered	06/18/2025	—	(16,313)
10,560,854 NOK	1,023,790 USD	Standard Chartered	06/18/2025	—	(10,821)
1,134,955 SGD	879,537 USD	Standard Chartered	06/18/2025	—	(1,274)
1,188,000 USD	1,638,608 CAD	Standard Chartered	06/18/2025	6,914	—
3,310,721 USD	2,918,354 EUR	Standard Chartered	06/18/2025	6,120	—
1,140,703 USD	856,686 GBP	Standard Chartered	06/18/2025	13,634	—
1,012,825 USD	1,316,233 SGD	Standard Chartered	06/18/2025	8,671	—
356,783 USD	468,000 SGD	Standard Chartered	06/18/2025	6,421	—
198,696,377 JPY	1,391,250 USD	Standard Chartered	06/23/2025	7,276	—
9,104,084 MXN	654,688 CAD	Standard Chartered	06/23/2025	9,347	—
15,630,533 NOK	1,353,750 EUR	Standard Chartered	06/23/2025	7,830	—
1,546,706 USD	1,365,000 EUR	Standard Chartered	06/23/2025	5,176	—
86,569,464 JPY	594,134 USD	State Street	06/18/2025	—	(8,505)
2,821,000 MXN	144,227 USD	State Street	06/18/2025	—	(939)
366,817 NZD	207,967 USD	State Street	06/18/2025	—	(11,346)
1,130,324 SGD	879,537 USD	State Street	06/18/2025	2,320	—
1,165,109 SGD	880,736 USD	State Street	06/18/2025	—	(23,477)
688,202 USD	13,459,079 MXN	State Street	06/18/2025	4,386	—
417,437 USD	700,539 NZD	State Street	06/18/2025	1,401	—
1,320,000 CAD	18,560,606 MXN	State Street	06/23/2025	—	(8,319)
98,933,477 JPY	695,625 USD	State Street	06/23/2025	6,527	—
298,781,441 JPY	2,071,667 USD	State Street	06/23/2025	—	(9,426)
361,725 USD	51,852,121 JPY	State Street	06/23/2025	—	(561)
174,000 CAD	121,155 USD	TD Securities (USA) LLC	06/18/2025	—	(5,730)
335,383 USD	463,739 CAD	TD Securities (USA) LLC	06/18/2025	2,787	—
43,586 USD	38,500 EUR	TD Securities (USA) LLC	06/18/2025	171	—
170,000 EUR	2,047,438 NOK	UBS	06/18/2025	7,368	—
1,372,494 GBP	1,822,919 USD	UBS	06/18/2025	—	(26,442)
129,674,946 JPY	920,580 USD	UBS	06/18/2025	17,870	—
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
110,108,463 JPY	757,792 USD	UBS	06/18/2025	—	(8,709)
14,128,330 NOK	1,183,979 EUR	UBS	06/18/2025	—	(38,459)
5,193,328 NOK	511,895 USD	UBS	06/18/2025	3,122	—
1,134,427 SGD	879,537 USD	UBS	06/18/2025	—	(864)
468,571 USD	775,582 AUD	UBS	06/18/2025	31,478	—
898,535 USD	787,295 EUR	UBS	06/18/2025	—	(3,739)
503,225 USD	389,543 GBP	UBS	06/18/2025	21,664	—
1,665,790 USD	244,525,750 JPY	UBS	06/18/2025	36,435	—
790,566 USD	112,496,039 JPY	UBS	06/18/2025	—	(7,444)
311,626 USD	556,540 NZD	UBS	06/18/2025	21,118	—
4,732,637 USD	6,174,187 SGD	UBS	06/18/2025	59,000	—
1,548,497 USD	1,365,000 EUR	UBS	06/23/2025	3,385	—
Total				1,271,844	(2,284,278)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Aluminum	1	08/2025	USD	61,001	—	(790)
3-Month Aluminum	1	08/2025	USD	61,008	—	(2,246)
3-Month Aluminum	3	08/2025	USD	183,042	—	(2,744)
3-Month Aluminum	1	08/2025	USD	61,100	—	(829)
3-Month Aluminum	1	08/2025	USD	61,100	—	(666)
3-Month Copper	1	08/2025	USD	238,006	1,877	—
3-Month Copper	2	08/2025	USD	475,828	—	(417)
3-Month Copper	1	08/2025	USD	237,853	575	—
3-Month Copper	2	08/2025	USD	475,000	—	(5,531)
3-Month CORRA	46	12/2025	CAD	11,219,975	—	(5,238)
3-Month Euro Euribor	17	09/2025	EUR	4,172,013	5,512	—
3-Month Euro Euribor	18	09/2025	EUR	4,417,425	3,376	—
3-Month Euro Euribor	116	09/2025	EUR	28,467,850	—	(19,893)
3-Month Euro Euribor	56	03/2026	EUR	13,759,900	49,250	—
3-Month Euro Euribor	130	06/2026	EUR	31,937,750	25,150	—
3-Month Euro Euribor	68	06/2027	EUR	16,659,150	31,005	—
3-Month Euro Euribor	23	06/2028	EUR	5,619,763	—	(24)
3-Month Lead	2	08/2025	USD	97,768	—	(964)
3-Month Lead	3	08/2025	USD	146,820	—	(1,354)
3-Month Lead	1	08/2025	USD	48,950	—	(366)
3-Month Nickel	1	08/2025	USD	91,232	—	(2,642)
3-Month SONIA	33	12/2025	GBP	7,918,763	—	(37,898)
3-Month Zinc	1	08/2025	USD	65,484	—	(2,245)
90-Day AUD Bank Bill	56	09/2025	AUD	55,538,498	—	(18,094)
90-Day AUD Bank Bill	20	06/2026	AUD	19,849,254	6,683	—
Australian 10-Year Bond	2	06/2025	AUD	228,273	335	—
Australian 3-Year Bond	182	06/2025	AUD	19,571,113	45,079	—
Australian 3-Year Bond	58	06/2025	AUD	6,236,948	—	(4,387)
Brazilian Real	19	06/2025	USD	330,505	—	(443)
British Pound	94	06/2025	USD	7,913,625	184,113	—
CAC40 Index	3	06/2025	EUR	232,380	—	(2,681)
CAC40 Index	2	06/2025	EUR	154,920	—	(3,017)
Canadian Dollar	2	06/2025	USD	145,910	1,417	—
Canadian Dollar	5	06/2025	USD	364,775	1,211	—
Canadian Government 10-Year Bond	40	09/2025	CAD	4,892,400	36,520	—
Canadian Government 10-Year Bond	6	09/2025	CAD	733,860	6,492	—
Canadian Government 5-Year Bond	1	09/2025	CAD	114,190	433	—
Canola	33	07/2025	CAD	469,326	10,240	—
Canola	11	11/2025	CAD	151,492	4,743	—
Class III Milk	5	07/2025	USD	195,400	—	(1,351)

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Cocoa	1	07/2025	GBP	65,410	—	(12,365)
Cocoa	2	09/2025	USD	184,400	7,073	—
Cocoa	3	09/2025	USD	276,600	1,903	—
Cocoa	1	09/2025	GBP	64,530	1,741	—
Cocoa	2	12/2025	GBP	120,500	9,118	—
Coffee	2	09/2025	USD	254,850	—	(9,464)
Copper	1	07/2025	USD	116,938	—	(6,222)
Copper	1	09/2025	USD	118,238	—	(4,614)
DAX Index	1	06/2025	EUR	601,125	13,617	—
DAX Index	2	06/2025	EUR	1,202,250	—	(3,352)
DAX Index Mini	2	06/2025	EUR	240,450	7,976	—
Euro FX	20	06/2025	USD	2,842,500	10,077	—
Euro FX	33	06/2025	USD	4,690,125	—	(6,383)
Euro FX Micro E-mini	3	06/2025	USD	42,638	—	(15)
Euro STOXX 50 Index	1	06/2025	EUR	45,370	866	—
Euro STOXX 50 Index	3	06/2025	EUR	161,040	273	—
Euro STOXX 50 Index	11	06/2025	EUR	590,480	—	(2,542)
Euro STOXX 50 Index	16	06/2025	EUR	858,880	—	(5,406)
Euro STOXX Banks Index	53	06/2025	EUR	534,240	355	—
Euro/Japanese Yen	1	06/2025	JPY	20,416,250	943	—
Euro-Bobl	22	06/2025	EUR	2,621,080	—	(7,841)
Euro-Bobl	2	09/2025	EUR	236,260	—	(1)
Euro-BTP	69	06/2025	EUR	8,359,350	79,344	—
Euro-BTP	22	06/2025	EUR	2,665,300	19,602	—
Euro-Bund	13	06/2025	EUR	1,705,730	6,551	—
Euro-Bund	1	06/2025	EUR	131,210	1,413	—
Euro-OAT	3	06/2025	EUR	377,250	1,395	—
Euro-OAT	4	06/2025	EUR	503,000	—	(144)
Euro-Schatz	174	06/2025	EUR	18,678,030	—	(2,123)
Euro-Schatz	126	06/2025	EUR	13,525,470	—	(16,332)
Feeder Cattle	18	08/2025	USD	2,689,425	59,309	—
Financial Select Sector Index E-mini	1	06/2025	USD	156,900	—	(139)
FTSE 100 Index	11	06/2025	GBP	965,965	24,777	—
FTSE 100 Index	11	06/2025	GBP	965,965	8,699	—
FTSE China A50 Index	37	06/2025	USD	493,062	—	(1,104)
FTSE China A50 Index	24	06/2025	USD	319,824	—	(7,280)
FTSE/JSE Top 40 Index	27	06/2025	ZAR	23,427,900	34,024	—
FTSE/JSE Top 40 Index	7	06/2025	ZAR	6,073,900	9,101	—
FTSE/JSE Top 40 Index	1	06/2025	ZAR	867,700	—	(144)
FTSE/MIB Index	5	06/2025	EUR	1,003,400	43,055	—
FTSE/MIB Index	1	06/2025	EUR	200,680	19,864	—
FTSE/MIB Index Mini	12	06/2025	EUR	481,632	6,966	—
Gold	4	02/2026	JPY	61,248,000	3,109	—
Gold	9	04/2026	JPY	138,150,000	—	(7,815)
Gold 100 oz.	7	08/2025	USD	2,320,780	28,096	—
Gold 100 oz.	2	08/2025	USD	663,080	157	—
Gold 100 oz.	1	08/2025	USD	331,540	—	(733)
Gold 100 oz.	5	12/2025	USD	1,684,800	—	(25,519)
Gold E-micro	3	08/2025	USD	99,462	—	(2,122)
IBEX 35 Index	9	06/2025	EUR	1,273,662	35,423	—
IBEX 35 Index	3	06/2025	EUR	424,554	10,183	—
IBEX 35 Index Mini	3	06/2025	EUR	42,455	659	—
IFSC Nifty 50 Index	9	06/2025	USD	447,066	—	(1,514)
IFSC Nifty 50 Index	31	06/2025	USD	1,539,894	—	(6,447)
Indian Rupee	64	06/2025	USD	1,493,376	1,894	—
Indian Rupee Standard	1	06/2025	USD	58,340	—	(81)
Japanese Yen	4	06/2025	USD	348,075	—	(145)
Japanese Yen	21	06/2025	USD	1,827,394	—	(23,723)
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
JPX-Nikkei Index 400	2	06/2025	JPY	5,068,000	454	—
Korea 3-Year Bond	506	06/2025	KRW	54,400,060,000	87,062	—
KOSPI 200 Index Mini	2	06/2025	KRW	36,010,000	961	—
Lean Hogs	10	07/2025	USD	419,700	14,188	—
Lean Hogs	9	08/2025	USD	378,090	23,630	—
Lean Hogs	2	08/2025	USD	84,020	2,699	—
Lean Hogs	8	10/2025	USD	284,560	6,322	—
Live Cattle	19	08/2025	USD	1,591,060	81,338	—
Live Cattle	20	08/2025	USD	1,674,800	—	(13,616)
Live Cattle	16	10/2025	USD	1,327,360	62,795	—
Live Cattle	11	12/2025	USD	915,970	24,046	—
Live Cattle	11	02/2026	USD	915,530	7,896	—
Mexican Peso	83	06/2025	USD	2,137,250	14,126	—
MSCI EAFE Index	18	06/2025	USD	2,344,050	67,444	—
MSCI EAFE Index	22	06/2025	USD	2,864,950	41,681	—
MSCI Emerging Markets Index	13	06/2025	USD	747,045	—	(14,120)
MSCI Emerging Markets Index	33	06/2025	USD	1,896,345	—	(33,673)
MSCI Singapore Index	33	06/2025	SGD	1,355,145	4,750	—
MSCI Singapore Index	30	06/2025	SGD	1,231,950	3,775	—
NASDAQ 100 Index E-mini	1	06/2025	USD	427,535	—	(941)
NASDAQ 100 Index E-mini	2	06/2025	USD	855,070	—	(2,163)
Natural Gas	1	06/2025	USD	34,470	—	(5,812)
Natural Gas	2	08/2025	USD	70,160	—	(2,303)
New Zealand Dollar	7	06/2025	USD	418,390	—	(1,056)
Nikkei 225 Index	3	06/2025	JPY	113,880,000	1,621	—
Nikkei 225 Index	1	06/2025	JPY	18,977,500	1,043	—
Nikkei 225 Index	1	06/2025	USD	188,625	—	(3,727)
Nikkei 225 Index Mini	13	06/2025	JPY	49,348,000	1,367	—
Norwegian Krone	23	06/2025	USD	4,509,150	37,040	—
NY Harbor ULSD Heat Oil	2	06/2025	USD	168,454	—	(6,396)
Oat	1	07/2025	USD	18,938	973	—
Palladium	1	09/2025	USD	96,860	—	(3,892)
Palladium	1	09/2025	USD	96,860	—	(4,157)
Platinum	9	07/2025	USD	474,705	—	(3,766)
Platinum	4	07/2025	USD	210,980	—	(5,473)
Platinum	1	02/2026	JPY	2,383,500	—	(5)
Platinum	7	04/2026	JPY	16,607,500	—	(125)
Rapeseed	13	07/2025	EUR	308,425	—	(7,302)
Rapeseed	5	10/2025	EUR	119,938	—	(3,409)
RBOB Gasoline	1	07/2025	USD	83,488	—	(2,833)
Rubber	2	10/2025	JPY	2,964,000	—	(1,499)
S&P 500 Index E-mini	2	06/2025	USD	591,600	—	(240)
S&P 500 Index E-mini	2	06/2025	USD	591,600	—	(2,038)
S&P/TSX 60 Index	9	06/2025	CAD	2,822,400	86,588	—
S&P/TSX 60 Index	10	06/2025	CAD	3,136,000	27,935	—
SGX TSI Iron Ore China 62%	6	07/2025	USD	57,384	151	—
Short Term Euro-BTP	293	06/2025	EUR	31,687,950	98,851	—
Short Term Euro-BTP	131	06/2025	EUR	14,167,650	44,200	—
Silver	2	07/2025	USD	330,290	1,002	—
Silver	1	09/2025	USD	166,670	668	—
South African Rand	66	06/2025	USD	1,835,625	8,219	—
Soybean Meal	4	12/2025	USD	123,480	—	(159)
Soybean Oil	18	07/2025	USD	506,412	—	(24,448)
Soybean Oil	14	07/2025	USD	393,876	—	(28,873)
Soybean Oil	35	12/2025	USD	1,000,650	—	(9,756)
Soybean Oil	6	01/2026	USD	171,900	—	(5,839)
SPI 200 Index	9	06/2025	AUD	1,902,825	29,746	—
SPI 200 Index	8	06/2025	AUD	1,691,400	16,124	—

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
SPI 200 Index	4	06/2025	AUD	845,700	—	(346)
STOXX 600 Insurance Index	3	06/2025	EUR	72,270	4,945	—
STOXX 600 Utilities Index	9	06/2025	EUR	199,755	12,715	—
STOXX Europe 600 Bank Index	9	06/2025	EUR	124,200	1,278	—
STOXX Europe 600 Index	35	06/2025	EUR	960,925	12,255	—
STOXX Europe 600 Index	5	06/2025	EUR	137,275	74	—
STOXX Europe 600 Index	4	06/2025	EUR	109,820	—	(378)
Swedish Krona	17	06/2025	USD	3,551,300	77,310	—
Swiss Franc	14	06/2025	USD	2,132,025	—	(27,794)
Thai SET50 Index	9	06/2025	THB	1,330,380	—	(1,722)
TOPIX Index	2	06/2025	JPY	55,950,000	4,978	—
TOPIX Index Mini	20	06/2025	JPY	55,950,000	7,688	—
U.S. Treasury 2-Year Note	95	09/2025	USD	19,706,563	23,126	—
U.S. Treasury 5-Year Note	117	09/2025	USD	12,657,938	76,844	—
WIG 20 Index	29	06/2025	PLN	1,615,300	2,282	—
Yen Denominated Nikkei 225 Index	1	06/2025	JPY	18,852,500	—	(1,835)
Total					1,883,764	(487,086)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	(3)	06/2025	JPY	(41,763,000)	2,949	—
1-Month SOFR	(14)	10/2025	USD	(5,592,864)	563	—
1-Month SOFR	(1)	10/2025	USD	(399,490)	—	(1)
3-Month Aluminum	(7)	08/2025	USD	(427,616)	3,169	—
3-Month Lead	(7)	08/2025	USD	(342,515)	5,559	—
3-Month Nickel	(1)	08/2025	USD	(91,040)	156	—
3-Month Nickel	(1)	08/2025	USD	(91,202)	2,694	—
3-Month Nickel	(4)	08/2025	USD	(365,573)	8,773	—
3-Month SOFR	(65)	03/2026	USD	(15,631,688)	—	(4,170)
3-Month SOFR	(84)	06/2026	USD	(20,249,250)	—	(7,741)
3-Month Zinc	(1)	08/2025	USD	(65,344)	—	(498)
3-Month Zinc	(1)	08/2025	USD	(65,458)	1,701	—
3-Month Zinc	(1)	08/2025	USD	(65,478)	2,094	—
3-Month Zinc	(6)	08/2025	USD	(393,075)	11,719	—
Australian 10-Year Bond	(46)	06/2025	AUD	(5,250,274)	—	(52,016)
Australian Dollar	(2)	06/2025	USD	(128,870)	—	(63)
Australian Dollar	(9)	06/2025	USD	(579,915)	—	(13,140)
Brazilian Real	(2)	06/2025	USD	(34,790)	318	—
Brent Crude	(9)	06/2025	USD	(565,020)	5,291	—
Brent Crude	(8)	06/2025	USD	(502,240)	4,922	—
Brent Crude	(1)	06/2025	USD	(62,780)	498	—
Brent Crude	(20)	06/2025	USD	(1,255,600)	—	(20,495)
Brent Crude	(3)	07/2025	USD	(186,150)	2,687	—
Brent Crude	(7)	08/2025	USD	(430,990)	7,773	—
Brent Crude	(10)	10/2025	USD	(614,100)	49,590	—
Canadian Government 10-Year Bond	(10)	09/2025	CAD	(1,223,100)	—	(10,936)
Coffee	(1)	07/2025	USD	(128,419)	654	—
Coffee C	(1)	09/2025	USD	(127,425)	4,854	—
Copper	(3)	07/2025	USD	(350,813)	—	(5,243)
Corn	(18)	07/2025	USD	(399,600)	—	(253)
Corn	(1)	09/2025	USD	(21,163)	148	—
Corn	(58)	12/2025	USD	(1,271,650)	34,871	—
Corn	(32)	12/2025	USD	(701,600)	3,839	—
Cotton	(17)	07/2025	USD	(553,010)	15,920	—
Cotton	(11)	07/2025	USD	(357,830)	6,911	—
Cotton	(7)	12/2025	USD	(237,125)	4,128	—
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Crude Oil E-mini	(6)	06/2025	USD	(182,370)	6,459	—
Crude Palm Oil	(7)	07/2025	MYR	(680,925)	—	(1,907)
Crude Palm Oil	(21)	08/2025	MYR	(2,035,950)	—	(1,711)
Crude Palm Oil	(8)	09/2025	MYR	(774,000)	—	(1,272)
Crude Palm Oil	(2)	10/2025	MYR	(193,500)	—	(264)
Energy Select Sector Index E-mini	(1)	06/2025	USD	(85,400)	—	(3,371)
Euro-Bobl	(8)	06/2025	EUR	(953,120)	—	(13,711)
Euro-Bobl	(32)	06/2025	EUR	(3,812,480)	—	(15,728)
Euro-BTP	(2)	06/2025	EUR	(242,300)	—	(3,597)
Euro-BTP	(16)	06/2025	EUR	(1,938,400)	—	(31,427)
Euro-Bund	(2)	06/2025	EUR	(262,420)	246	—
Euro-Bund	(6)	06/2025	EUR	(787,260)	—	(8,657)
Euro-Bund	(21)	06/2025	EUR	(2,755,410)	—	(33,585)
Euro-Buxl 30-Year	(5)	06/2025	EUR	(607,900)	—	(8,706)
Euro-Buxl 30-Year	(9)	06/2025	EUR	(1,094,220)	—	(33,663)
Euro-OAT	(35)	06/2025	EUR	(4,401,250)	—	(79,829)
FCOJ-A	(3)	07/2025	USD	(128,273)	788	—
FTSE Taiwan Index	(2)	06/2025	USD	(140,160)	2,097	—
FTSE Taiwan Index	(1)	06/2025	USD	(70,080)	1,408	—
Gas Oil	(14)	07/2025	USD	(827,050)	36,096	—
Gas Oil	(5)	07/2025	USD	(295,375)	8,920	—
Gas Oil	(8)	08/2025	USD	(470,600)	14,542	—
Gas Oil	(5)	09/2025	USD	(294,500)	9,070	—
Gas Oil	(5)	10/2025	USD	(295,375)	8,795	—
Hard Red Winter Wheat	(23)	07/2025	USD	(613,238)	21,459	—
Hard Red Winter Wheat	(13)	07/2025	USD	(346,613)	18,327	—
Hard Red Winter Wheat	(8)	09/2025	USD	(218,800)	12,994	—
Health Care Select Sector Index E-mini	(1)	06/2025	USD	(133,900)	2,619	—
Japanese 10-Year Government Bond	(7)	06/2025	JPY	(973,630,000)	84,819	—
KLCI Index	(1)	06/2025	MYR	(74,800)	234	—
Long Gilt	(21)	09/2025	GBP	(1,921,080)	—	(22,769)
Long Gilt	(31)	09/2025	GBP	(2,835,880)	—	(28,310)
Lumber	(1)	07/2025	USD	(16,280)	67	—
Maize	(4)	08/2025	EUR	(38,750)	577	—
Materials Select Sector Index E-mini	(1)	06/2025	USD	(91,560)	—	(8,821)
Mexican Peso	(2)	06/2025	USD	(51,500)	—	(608)
Milling Wheat	(56)	09/2025	EUR	(562,100)	32,511	—
Milling Wheat	(31)	12/2025	EUR	(328,988)	15,844	—
Milling Wheat	(16)	03/2026	EUR	(176,000)	4,931	—
Natural Gas	(4)	06/2025	USD	(137,880)	4,340	—
Natural Gas	(1)	07/2025	USD	(35,230)	18	—
Natural Gas	(5)	07/2025	GBP	(125,612)	12,485	—
Natural Gas	(2)	09/2025	USD	(72,160)	4,517	—
Natural Gas E-mini	(2)	06/2025	USD	(17,235)	414	—
New Zealand Dollar	(1)	06/2025	USD	(59,770)	—	(1,127)
Nickel	(4)	09/2025	USD	(366,638)	18,452	—
NY Harbor ULSD Heat Oil	(5)	06/2025	USD	(421,134)	—	(2,994)
NY Harbor ULSD Heat Oil	(4)	08/2025	USD	(336,874)	12,648	—
NY Harbor ULSD Heat Oil	(5)	09/2025	USD	(422,730)	14,927	—
NY Harbor ULSD Heat Oil	(6)	11/2025	USD	(507,730)	17,630	—
OMXS30 Index	(5)	06/2025	SEK	(1,247,000)	1,498	—
Primary Aluminum	(12)	09/2025	USD	(734,031)	28,752	—
RBOB Gasoline	(3)	06/2025	USD	(253,903)	8,118	—
RBOB Gasoline	(5)	06/2025	USD	(423,171)	1,662	—
RBOB Gasoline	(2)	08/2025	USD	(163,825)	3,067	—
RBOB Gasoline	(2)	09/2025	USD	(151,141)	4,961	—
Robusta Coffee	(5)	07/2025	USD	(225,500)	2,754	—
Robusta Coffee	(4)	09/2025	USD	(178,520)	8,105	—

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Rough Rice	(2)	07/2025	USD	(53,980)	—	(2,215)
Russell 2000 Index E-mini	(2)	06/2025	USD	(206,830)	—	(1,553)
Russell 2000 Index E-mini	(3)	06/2025	USD	(310,245)	—	(39,561)
Russell 2000 Index Micro E-Mini	(1)	06/2025	USD	(10,342)	—	(967)
SGX TSI Iron Ore China 62%	(16)	07/2025	USD	(153,024)	4,906	—
Soybean	(38)	07/2025	USD	(1,979,325)	22,903	—
Soybean	(24)	11/2025	USD	(1,232,100)	16,646	—
Soybean	(8)	11/2025	USD	(410,700)	1,823	—
Soybean	(13)	01/2026	USD	(676,488)	821	—
Soybean Meal	(9)	07/2025	USD	(266,670)	4,849	—
Soybean Meal	(14)	07/2025	USD	(414,820)	3,753	—
Soybean Meal	(17)	07/2025	USD	(503,710)	—	(264)
Soybean Meal	(23)	07/2025	USD	(681,490)	—	(3,321)
Sugar #11	(23)	06/2025	USD	(439,208)	13,233	—
Sugar #11	(16)	09/2025	USD	(308,762)	9,037	—
Sugar #11	(34)	09/2025	USD	(656,118)	—	(4,902)
Sugar #11	(9)	02/2026	USD	(178,315)	4,124	—
Sugar #11	(4)	04/2026	USD	(77,056)	686	—
U.S. Dollar Index	(30)	06/2025	USD	(2,977,770)	—	(179)
U.S. Long Bond	(1)	09/2025	USD	(112,781)	—	(1,931)
U.S. Long Bond	(24)	09/2025	USD	(2,706,750)	—	(17,328)
U.S. Long Bond	(17)	09/2025	USD	(1,917,281)	—	(29,256)
U.S. Treasury 10-Year Note	(4)	09/2025	USD	(443,000)	—	(1,228)
U.S. Treasury 10-Year Note	(52)	09/2025	USD	(5,759,000)	—	(34,835)
U.S. Treasury 2-Year Note	(94)	09/2025	USD	(19,499,125)	—	(17,735)
U.S. Treasury 5-Year Note	(53)	09/2025	USD	(5,733,938)	—	(14,616)
U.S. Treasury Ultra 10-Year Note	(25)	09/2025	USD	(2,813,672)	—	(7,900)
U.S. Treasury Ultra 10-Year Note	(202)	09/2025	USD	(22,734,469)	—	(302,581)
U.S. Treasury Ultra Bond	(19)	09/2025	USD	(2,205,188)	—	(15,545)
U.S. Treasury Ultra Bond	(68)	09/2025	USD	(7,892,250)	—	(66,856)
Volatility Index	(2)	06/2025	USD	(40,044)	—	(497)
Wheat	(21)	07/2025	USD	(560,700)	12,278	—
Wheat	(4)	07/2025	USD	(106,800)	2,215	—
Wheat	(2)	07/2025	USD	(53,400)	—	(330)
Wheat	(25)	07/2025	USD	(667,500)	—	(10,746)
Wheat	(15)	09/2025	USD	(411,188)	12,517	—
Wheat	(8)	12/2025	USD	(228,400)	7,807	—
White Sugar #5	(10)	07/2025	USD	(238,050)	9,049	—
White Sugar #5	(3)	09/2025	USD	(70,950)	3,657	—
Wti Crude	(6)	06/2025	USD	(364,740)	6,774	—
Wti Crude	(19)	06/2025	USD	(1,155,010)	—	(38,318)
Wti Crude	(3)	07/2025	USD	(179,370)	6,307	—
Wti Crude	(4)	07/2025	USD	(239,160)	8,713	—
Wti Crude	(1)	08/2025	USD	(59,000)	649	—
Wti Crude	(5)	08/2025	USD	(295,000)	6,651	—
Wti Crude	(3)	09/2025	USD	(175,380)	7,337	—
Wti Crude	(2)	09/2025	USD	(116,920)	6,077	—
WTI Crude	(10)	06/2025	USD	(607,900)	13,663	—
WTI Crude	(7)	11/2025	USD	(406,840)	14,638	—
Zinc	(5)	09/2025	USD	(328,055)	18,490	—
Total					828,535	(1,029,277)
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Notes to Consolidated Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2025, the total value of these securities amounted to $145,917,806, which represents 30.32% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of May 31, 2025.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2025.

(d)	Zero coupon bond.
(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(g)	Represents a security purchased on a when-issued basis.
(h)	Non-income producing investment.
(i)	Valuation based on significant unobservable inputs.
(j)	Perpetual security with no specified maturity date.
(k)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2025.

(l)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(m)	Principal and interest may not be guaranteed by a governmental entity.
(n)	Represents a security purchased on a forward commitment basis.
(o)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2025, the total value of these securities amounted to $487,972, which represents 0.10% of total net assets.

(p)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At May 31, 2025, the total market value of these securities amounted to $487,972, which represents 0.10% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Abiomed, Inc., CVR	12/21/2022	15,541	—	24,866
Albireo Pharma, Inc., CVR	01/09/2023-01/23/2023	37,853	80,907	100,799
Cincor Pharma, Inc.	01/09/2023-02/23/2023	44,405	135,473	168,690
Concert Pharmaceuticals, Inc., CVR	01/19/2023-03/02/2023	173,147	63,478	79,284
Resolute Forest Products, Inc.	07/06/2022-12/29/2022	76,222	101,179	114,333
			381,037	487,972

(q)
The stated interest rate represents the weighted average interest rate at May 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(r)
At May 31, 2025, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Clydesdale Acquisition Holdings, Inc. Delayed Draw Tranche B 1st Lien Term Loan 04/01/2032 0.224%	7,139

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Notes to Consolidated Portfolio of Investments (continued)
(s)	The rate shown is the seven-day current annualized yield at May 31, 2025.
(t)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.495%
	151,518,200	185,036,556	(200,441,498)	(13,407)	136,099,851	(2,657)	4,830,418	136,140,694
Abbreviation Legend
BNY	Bank of New York
CMO	Collateralized Mortgage Obligation
CVR	Contingent Value Rights
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2025 (Unaudited)
Currency Legend (continued)
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.

Multi-Manager Alternative Strategies Fund  | 2025

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT100_08_R01_(07/25)